-------------------------
                                                       OMB APPROVAL
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                                                       OMB Number: 3235-0570

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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21360
                                   ---------------------------------------------

                           CM Advisers Family of Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  805 Las Cimas Parkway, Suite 430         Austin, Texas             78746
--------------------------------------------------------------------------------
         (Address of principal executive offices)                  (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (512) 329-0050
                                                    ----------------------------

Date of fiscal year end:        February 28, 2009
                            ---------------------------

Date of reporting period:       February 28, 2009
                            ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                           CM ADVISERS FAMILY OF FUNDS

                               ANNUAL REPORT 2009

                             -----------------------

                                CM ADVISERS FUND

                          CM ADVISERS FIXED INCOME FUND

                                February 28, 2009


This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisers Family of Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM ADVISERS FAMILY OF FUNDS
LETTER TO SHAREHOLDERS                                             APRIL 6, 2009
================================================================================

Dear Shareholders,

During the fiscal year that ended on February 28, 2009, the CM ADVISERS FUND ("CMAFX") declined 41.21% versus a decline of 43.51% for its benchmark, the Russell 3000 Index.

During this past fiscal year that ended on February 28, 2009, the CM ADVISERS FIXED INCOME FUND ("CMFIX") had a return of -0.60% versus a return of 2.06% for its benchmark, the Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index). As a point of interest, on March 31, 2009, CMFIX completed its third year (inception date 3/24/06). BASED ON ITS THREE-YEAR ANNUALIZED RETURN OF 6.44% (FOR THE PERIOD ENDED MARCH 31, 2009), MORNINGSTAR HAS GIVEN CMFIX 5-STARS, ITS HIGHEST RATING. MORE SPECIFICALLY, THIS THREE-YEAR RETURN PLACED CMFIX NUMBER 1 OUT OF THE 161 FUNDS IN MORNINGSTAR'S MULTISECTOR BOND CATEGORY.*

CM ADVISERS FUND ("CMAFX"):

The U.S. equity markets have been in a bear market for the past 18 months and a recession for the past 16 months, each of which now rank as one of the longest and deepest on record. In total, from their peaks, the major indexes have lost upwards of 57% or more, with daily swings of 5% to the upside and downside becoming an unsettling norm. However, most of the significant and painful decline in the equity markets, credit markets, and consumers' net worth has taken place over the past six months. Declines ranging from 37% to 47% across major U.S. equity markets (9/30/08 thru 3/6/09--the recent intra-day low point for most of the broader U.S. equity markets) have been breathtaking.

The economic deterioration that took place at the end of 2008 and the first part of 2009 was both swift and severe. Moreover, the fear and panic over this economic downturn has risen to heights not seen since the early 1970's. In a matter of just a few short months we have experienced a sharp pullback in manufacturing, a spike in job losses, a further weakening of the housing market, and a significant decline in consumer confidence -- all of which took place against a backdrop of a crippling credit crunch. In other words, the past six months have been the perfect storm.

           MANUFACTURING PULLBACK AS SEEN THROUGH CAPACITY UTILIZATION
                               LOWEST IN 40 YEARS

         Capacity Utilization Total index, Percent, SA - United States

                              [LINE GRAPH OMITTED]

                         31-Jan-1967             89.39%
                         28-Feb-1967             87.98
                         31-Mar-1967             87.08
                         28-Apr-1967             87.51
                         31-May-1967             86.36
                         30-Jun-1967             85.96
                         31-Jul-1967             85.38
                         31-Aug-1967             86.63
                         29-Sep-1967             86.11
                         31-Oct-1967             86.43
                         30-Nov-1967             87.29
                         29-Dec-1967             87.84
                         31-Jan-1968             87.39
                         29-Feb-1968             87.35
                         29-Mar-1968             87.28
                         30-Apr-1968             87.06
                         31-May-1968             87.70
                         28-Jun-1968             87.68
                         31-Jul-1968             87.20
                         30-Aug-1968             87.11
                         30-Sep-1968             87.10
                         31-Oct-1968             86.94
                         29-Nov-1968             87.73
                         31-Dec-1968             87.67
                         31-Jan-1969             87.88
                         28-Feb-1969             88.12
                         31-Mar-1969             88.50
                         30-Apr-1969             87.86
                         30-May-1969             87.21
                         30-Jun-1969             87.76
                         31-Jul-1969             87.91
                         29-Aug-1969             87.80
                         30-Sep-1969             87.47
                         31-Oct-1969             87.20
                         28-Nov-1969             86.07
                         31-Dec-1969             85.55
                         30-Jan-1970             83.69
                         27-Feb-1970             83.37
                         31-Mar-1970             83.00
                         30-Apr-1970             82.53
                         29-May-1970             82.18
                         30-Jun-1970             81.67
                         31-Jul-1970             81.61
                         31-Aug-1970             81.22
                         30-Sep-1970             80.41
                         30-Oct-1970             78.57
                         30-Nov-1970             77.85
                         31-Dec-1970             79.40
                         29-Jan-1971             79.79
                         26-Feb-1971             79.43
                         31-Mar-1971             79.15
                         30-Apr-1971             79.39
                         31-May-1971             79.59
                         30-Jun-1971             79.73
                         30-Jul-1971             79.30
                         31-Aug-1971             78.64
                         30-Sep-1971             79.72
                         29-Oct-1971             80.12
                         30-Nov-1971             80.26
                         31-Dec-1971             80.98
                         31-Jan-1972             82.71
                         29-Feb-1972             83.29
                         31-Mar-1972             83.69
                         28-Apr-1972             84.32
                         31-May-1972             84.14
                         30-Jun-1972             84.16
                         31-Jul-1972             83.92
                         31-Aug-1972             84.80
                         29-Sep-1972             85.17
                         31-Oct-1972             86.03
                         30-Nov-1972             86.78
                         29-Dec-1972             87.46
                         31-Jan-1973             87.83
                         28-Feb-1973             88.84
                         30-Mar-1973             88.53
                         30-Apr-1973             88.06
                         31-May-1973             88.37
                         29-Jun-1973             88.13
                         31-Jul-1973             88.21
                         31-Aug-1973             87.76
                         28-Sep-1973             88.23
                         31-Oct-1973             88.56
                         30-Nov-1973             88.74
                         31-Dec-1973             88.26
                         31-Jan-1974             87.38
                         28-Feb-1974             86.83
                         29-Mar-1974             86.62
                         30-Apr-1974             86.20
                         31-May-1974             86.58
                         28-Jun-1974             86.29
                         31-Jul-1974             86.10
                         30-Aug-1974             85.11
                         30-Sep-1974             85.01
                         31-Oct-1974             84.52
                         29-Nov-1974             81.61
                         31-Dec-1974             78.56
                         31-Jan-1975             77.37
                         28-Feb-1975             75.41
                         31-Mar-1975             74.46
                         30-Apr-1975             74.38
                         30-May-1975             74.08
                         30-Jun-1975             74.45
                         31-Jul-1975             75.06
                         29-Aug-1975             75.65
                         30-Sep-1975             76.48
                         31-Oct-1975             76.62
                         28-Nov-1975             76.68
                         31-Dec-1975             77.48
                         30-Jan-1976             78.48
                         27-Feb-1976             79.04
                         31-Mar-1976             78.95
                         30-Apr-1976             79.28
                         31-May-1976             79.46
                         30-Jun-1976             79.26
                         30-Jul-1976             79.56
                         31-Aug-1976             79.95
                         30-Sep-1976             79.98
                         29-Oct-1976             79.86
                         30-Nov-1976             80.87
                         31-Dec-1976             81.54
                         31-Jan-1977             80.93
                         28-Feb-1977             81.98
                         31-Mar-1977             82.77
                         29-Apr-1977             83.35
                         31-May-1977             83.77
                         30-Jun-1977             84.14
                         29-Jul-1977             84.07
                         31-Aug-1977             83.95
                         30-Sep-1977             84.10
                         31-Oct-1977             84.07
                         30-Nov-1977             83.83
                         30-Dec-1977             83.69
                         31-Jan-1978             82.35
                         28-Feb-1978             82.47
                         31-Mar-1978             83.73
                         28-Apr-1978             85.17
                         31-May-1978             85.27
                         30-Jun-1978             85.67
                         31-Jul-1978             85.41
                         31-Aug-1978             85.49
                         29-Sep-1978             85.47
                         31-Oct-1978             85.94
                         30-Nov-1978             86.33
                         29-Dec-1978             86.62
                         31-Jan-1979             85.78
                         28-Feb-1979             86.08
                         30-Mar-1979             86.13
                         30-Apr-1979             85.01
                         31-May-1979             85.48
                         29-Jun-1979             85.30
                         31-Jul-1979             84.94
                         31-Aug-1979             84.15
                         28-Sep-1979             84.09
                         31-Oct-1979             84.39
                         30-Nov-1979             84.14
                         31-Dec-1979             84.03
                         31-Jan-1980             84.23
                         29-Feb-1980             84.13
                         31-Mar-1980             83.72
                         30-Apr-1980             81.87
                         30-May-1980             79.65
                         30-Jun-1980             78.50
                         31-Jul-1980             77.78
                         29-Aug-1980             77.90
                         30-Sep-1980             79.00
                         31-Oct-1980             79.83
                         28-Nov-1980             81.04
                         31-Dec-1980             81.30
                         30-Jan-1981             80.65
                         27-Feb-1981             80.07
                         31-Mar-1981             80.32
                         30-Apr-1981             79.67
                         29-May-1981             80.02
                         30-Jun-1981             80.22
                         31-Jul-1981             80.58
                         31-Aug-1981             80.42
                         30-Sep-1981             79.72
                         30-Oct-1981             78.95
                         30-Nov-1981             77.93
                         31-Dec-1981             76.90
                         29-Jan-1982             75.25
                         26-Feb-1982             76.55
                         31-Mar-1982             75.82
                         30-Apr-1982             75.01
                         31-May-1982             74.37
                         30-Jun-1982             73.94
                         30-Jul-1982             73.56
                         31-Aug-1982             72.83
                         30-Sep-1982             72.46
                         29-Oct-1982             71.79
                         30-Nov-1982             71.47
                         31-Dec-1982             70.93
                         31-Jan-1983             72.23
                         28-Feb-1983             71.77
                         31-Mar-1983             72.35
                         29-Apr-1983             73.19
                         31-May-1983             73.70
                         30-Jun-1983             74.06
                         29-Jul-1983             75.19
                         31-Aug-1983             76.00
                         30-Sep-1983             77.12
                         31-Oct-1983             77.71
                         30-Nov-1983             77.88
                         30-Dec-1983             78.18
                         31-Jan-1984             79.67
                         29-Feb-1984             79.97
                         30-Mar-1984             80.22
                         30-Apr-1984             80.57
                         31-May-1984             80.82
                         29-Jun-1984             80.97
                         31-Jul-1984             81.02
                         31-Aug-1984             80.87
                         28-Sep-1984             80.60
                         31-Oct-1984             80.32
                         30-Nov-1984             80.41
                         31-Dec-1984             80.31
                         31-Jan-1985             79.87
                         28-Feb-1985             80.04
                         29-Mar-1985             79.94
                         30-Apr-1985             79.59
                         31-May-1985             79.46
                         28-Jun-1985             79.33
                         31-Jul-1985             78.66
                         30-Aug-1985             78.78
                         30-Sep-1985             78.99
                         31-Oct-1985             78.54
                         29-Nov-1985             78.68
                         31-Dec-1985             79.37
                         31-Jan-1986             79.64
                         28-Feb-1986             78.97
                         31-Mar-1986             78.38
                         30-Apr-1986             78.35
                         30-May-1986             78.38
                         30-Jun-1986             78.07
                         31-Jul-1986             78.44
                         29-Aug-1986             78.25
                         30-Sep-1986             78.30
                         31-Oct-1986             78.56
                         28-Nov-1986             78.82
                         31-Dec-1986             79.42
                         30-Jan-1987             79.05
                         27-Feb-1987             79.92
                         31-Mar-1987             79.89
                         30-Apr-1987             80.19
                         29-May-1987             80.58
                         30-Jun-1987             80.80
                         31-Jul-1987             81.15
                         31-Aug-1987             81.60
                         30-Sep-1987             81.71
                         30-Oct-1987             82.79
                         30-Nov-1987             83.13
                         31-Dec-1987             83.42
                         29-Jan-1988             83.35
                         29-Feb-1988             83.63
                         31-Mar-1988             83.76
                         29-Apr-1988             84.16
                         31-May-1988             84.07
                         30-Jun-1988             84.23
                         29-Jul-1988             84.32
                         31-Aug-1988             84.68
                         30-Sep-1988             84.33
                         31-Oct-1988             84.70
                         30-Nov-1988             84.78
                         30-Dec-1988             85.03
                         31-Jan-1989             85.13
                         28-Feb-1989             84.64
                         31-Mar-1989             84.73
                         28-Apr-1989             84.58
                         31-May-1989             83.82
                         30-Jun-1989             83.69
                         31-Jul-1989             82.75
                         31-Aug-1989             83.34
                         29-Sep-1989             82.95
                         31-Oct-1989             82.70
                         30-Nov-1989             82.77
                         29-Dec-1989             83.11
                         31-Jan-1990             82.50
                         28-Feb-1990             83.06
                         30-Mar-1990             83.32
                         30-Apr-1990             83.04
                         31-May-1990             83.01
                         29-Jun-1990             83.09
                         31-Jul-1990             82.82
                         31-Aug-1990             82.85
                         28-Sep-1990             82.90
                         31-Oct-1990             82.15
                         30-Nov-1990             81.03
                         31-Dec-1990             80.34
                         31-Jan-1991             79.86
                         28-Feb-1991             79.24
                         29-Mar-1991             78.73
                         30-Apr-1991             78.79
                         31-May-1991             79.46
                         28-Jun-1991             80.14
                         31-Jul-1991             80.03
                         30-Aug-1991             80.02
                         30-Sep-1991             80.62
                         31-Oct-1991             80.37
                         29-Nov-1991             80.16
                         31-Dec-1991             79.77
                         31-Jan-1992             79.14
                         28-Feb-1992             79.61
                         31-Mar-1992             80.11
                         30-Apr-1992             80.51
                         29-May-1992             80.65
                         30-Jun-1992             80.50
                         31-Jul-1992             81.00
                         31-Aug-1992             80.44
                         30-Sep-1992             80.46
                         30-Oct-1992             80.89
                         30-Nov-1992             81.06
                         31-Dec-1992             80.94
                         29-Jan-1993             81.23
                         26-Feb-1993             81.38
                         31-Mar-1993             81.27
                         30-Apr-1993             81.43
                         31-May-1993             81.00
                         30-Jun-1993             81.08
                         30-Jul-1993             81.29
                         31-Aug-1993             81.19
                         30-Sep-1993             81.43
                         29-Oct-1993             81.91
                         30-Nov-1993             82.07
                         31-Dec-1993             82.33
                         31-Jan-1994             82.50
                         28-Feb-1994             82.34
                         31-Mar-1994             82.99
                         29-Apr-1994             83.17
                         31-May-1994             83.39
                         30-Jun-1994             83.69
                         29-Jul-1994             83.57
                         31-Aug-1994             83.72
                         30-Sep-1994             83.64
                         31-Oct-1994             84.07
                         30-Nov-1994             84.30
                         30-Dec-1994             84.92
                         31-Jan-1995             84.86
                         28-Feb-1995             84.57
                         31-Mar-1995             84.42
                         28-Apr-1995             84.09
                         31-May-1995             83.97
                         30-Jun-1995             83.94
                         31-Jul-1995             83.35
                         31-Aug-1995             84.17
                         29-Sep-1995             84.18
                         31-Oct-1995             83.68
                         30-Nov-1995             83.56
                         29-Dec-1995             83.58
                         31-Jan-1996             82.63
                         29-Feb-1996             83.64
                         29-Mar-1996             83.13
                         30-Apr-1996             83.39
                         31-May-1996             83.54
                         28-Jun-1996             83.88
                         31-Jul-1996             83.42
                         30-Aug-1996             83.54
                         30-Sep-1996             83.61
                         31-Oct-1996             83.23
                         29-Nov-1996             83.52
                         31-Dec-1996             83.66
                         31-Jan-1997             83.34
                         28-Feb-1997             83.95
                         31-Mar-1997             84.20
                         30-Apr-1997             83.77
                         30-May-1997             83.87
                         30-Jun-1997             83.81
                         31-Jul-1997             83.77
                         29-Aug-1997             84.45
                         30-Sep-1997             84.70
                         31-Oct-1997             84.74
                         28-Nov-1997             84.97
                         31-Dec-1997             84.74
                         30-Jan-1998             84.62
                         27-Feb-1998             84.11
                         31-Mar-1998             83.63
                         30-Apr-1998             83.48
                         29-May-1998             83.57
                         30-Jun-1998             82.60
                         31-Jul-1998             81.78
                         31-Aug-1998             83.06
                         30-Sep-1998             82.42
                         30-Oct-1998             82.56
                         30-Nov-1998             82.11
                         31-Dec-1998             82.01
                         29-Jan-1999             82.08
                         26-Feb-1999             82.06
                         31-Mar-1999             81.90
                         30-Apr-1999             81.73
                         31-May-1999             82.01
                         30-Jun-1999             81.54
                         30-Jul-1999             81.75
                         31-Aug-1999             81.88
                         30-Sep-1999             81.29
                         29-Oct-1999             82.09
                         30-Nov-1999             82.23
                         31-Dec-1999             82.59
                         31-Jan-2000             82.31
                         29-Feb-2000             82.36
                         31-Mar-2000             82.39
                         28-Apr-2000             82.62
                         31-May-2000             82.49
                         30-Jun-2000             82.30
                         31-Jul-2000             81.84
                         31-Aug-2000             81.40
                         29-Sep-2000             81.51
                         31-Oct-2000             80.92
                         30-Nov-2000             80.67
                         29-Dec-2000             80.11
                         31-Jan-2001             79.28
                         28-Feb-2001             78.58
                         30-Mar-2001             78.10
                         30-Apr-2001             77.67
                         31-May-2001             76.89
                         29-Jun-2001             76.19
                         31-Jul-2001             75.65
                         31-Aug-2001             75.19
                         28-Sep-2001             74.75
                         31-Oct-2001             74.15
                         30-Nov-2001             73.63
                         31-Dec-2001             73.46
                         31-Jan-2002             73.73
                         28-Feb-2002             73.63
                         29-Mar-2002             74.10
                         30-Apr-2002             74.23
                         31-May-2002             74.55
                         28-Jun-2002             75.18
                         31-Jul-2002             74.93
                         30-Aug-2002             74.98
                         30-Sep-2002             75.05
                         31-Oct-2002             74.85
                         29-Nov-2002             75.22
                         31-Dec-2002             74.86
                         31-Jan-2003             75.46
                         28-Feb-2003             75.75
                         31-Mar-2003             75.70
                         30-Apr-2003             75.10
                         30-May-2003             75.16
                         30-Jun-2003             75.28
                         31-Jul-2003             75.59
                         29-Aug-2003             75.57
                         30-Sep-2003             76.04
                         31-Oct-2003             76.11
                         28-Nov-2003             76.78
                         31-Dec-2003             76.74
                         30-Jan-2004             76.98
                         27-Feb-2004             77.39
                         31-Mar-2004             76.93
                         30-Apr-2004             77.32
                         31-May-2004             77.90
                         30-Jun-2004             77.21
                         30-Jul-2004             77.74
                         31-Aug-2004             77.94
                         30-Sep-2004             77.94
                         29-Oct-2004             78.66
                         30-Nov-2004             78.84
                         31-Dec-2004             79.39
                         31-Jan-2005             79.73
                         28-Feb-2005             80.21
                         31-Mar-2005             80.08
                         29-Apr-2005             80.02
                         31-May-2005             80.19
                         30-Jun-2005             80.42
                         29-Jul-2005             80.30
                         31-Aug-2005             80.38
                         30-Sep-2005             78.90
                         31-Oct-2005             79.71
                         30-Nov-2005             80.51
                         30-Dec-2005             80.93
                         31-Jan-2006             80.86
                         28-Feb-2006             80.76
                         31-Mar-2006             80.80
                         28-Apr-2006             80.99
                         31-May-2006             80.82
                         30-Jun-2006             81.06
                         31-Jul-2006             81.13
                         31-Aug-2006             81.20
                         29-Sep-2006             80.83
                         31-Oct-2006             80.60
                         30-Nov-2006             80.30
                         29-Dec-2006             80.85
                         31-Jan-2007             80.32
                         28-Feb-2007             80.84
                         30-Mar-2007             80.56
                         30-Apr-2007             80.73
                         31-May-2007             80.66
                         29-Jun-2007             80.56
                         31-Jul-2007             80.67
                         31-Aug-2007             80.59
                         28-Sep-2007             80.74
                         31-Oct-2007             80.18
                         30-Nov-2007             80.52
                         31-Dec-2007             80.64
                         31-Jan-2008             80.49
                         29-Feb-2008             80.17
                         31-Mar-2008             79.79
                         30-Apr-2008             79.23
                         30-May-2008             78.92
                         30-Jun-2008             78.68
                         31-Jul-2008             78.56
                         29-Aug-2008             77.64
                         30-Sep-2008             74.53
                         31-Oct-2008             75.44
                         28-Nov-2008             74.49
                         31-Dec-2008             72.84
                         30-Jan-2009             71.30
                 Latest: 27-Feb-2009             70.23

       Source: Federal Reserve               (c)FactSet Research Systems


                                  UNEMPLOYMENT

              Unemployment Rate Total, Pecent, SA - United States
              Trendline: Average 5.61%

                              [LINE GRAPH OMITTED]

                          30-Jan-1948              3.40%
                          27-Feb-1948              3.80
                          31-Mar-1948              4.00
                          30-Apr-1948              3.90
                          31-May-1948              3.50
                          30-Jun-1948              3.60
                          30-Jul-1948              3.60
                          31-Aug-1948              3.90
                          30-Sep-1948              3.80
                          29-Oct-1948              3.70
                          30-Nov-1948              3.80
                          31-Dec-1948              4.00
                          31-Jan-1949              4.30
                          28-Feb-1949              4.70
                          31-Mar-1949              5.00
                          29-Apr-1949              5.30
                          31-May-1949              6.10
                          30-Jun-1949              6.20
                          29-Jul-1949              6.70
                          31-Aug-1949              6.80
                          30-Sep-1949              6.60
                          31-Oct-1949              7.90
                          30-Nov-1949              6.40
                          30-Dec-1949              6.60
                          31-Jan-1950              6.50
                          28-Feb-1950              6.40
                          31-Mar-1950              6.30
                          28-Apr-1950              5.80
                          31-May-1950              5.50
                          30-Jun-1950              5.40
                          31-Jul-1950              5.00
                          31-Aug-1950              4.50
                          29-Sep-1950              4.40
                          31-Oct-1950              4.20
                          30-Nov-1950              4.20
                          29-Dec-1950              4.30
                          31-Jan-1951              3.70
                          28-Feb-1951              3.40
                          30-Mar-1951              3.40
                          30-Apr-1951              3.10
                          31-May-1951              3.00
                          29-Jun-1951              3.20
                          31-Jul-1951              3.10
                          31-Aug-1951              3.10
                          28-Sep-1951              3.30
                          31-Oct-1951              3.50
                          30-Nov-1951              3.50
                          31-Dec-1951              3.10
                          31-Jan-1952              3.20
                          29-Feb-1952              3.10
                          31-Mar-1952              2.90
                          30-Apr-1952              2.90
                          30-May-1952              3.00
                          30-Jun-1952              3.00
                          31-Jul-1952              3.20
                          29-Aug-1952              3.40
                          30-Sep-1952              3.10
                          31-Oct-1952              3.00
                          28-Nov-1952              2.80
                          31-Dec-1952              2.70
                          30-Jan-1953              2.90
                          27-Feb-1953              2.60
                          31-Mar-1953              2.60
                          30-Apr-1953              2.70
                          29-May-1953              2.50
                          30-Jun-1953              2.50
                          31-Jul-1953              2.60
                          31-Aug-1953              2.70
                          30-Sep-1953              2.90
                          30-Oct-1953              3.10
                          30-Nov-1953              3.50
                          31-Dec-1953              4.50
                          29-Jan-1954              4.90
                          26-Feb-1954              5.20
                          31-Mar-1954              5.70
                          30-Apr-1954              5.90
                          31-May-1954              5.90
                          30-Jun-1954              5.60
                          30-Jul-1954              5.80
                          31-Aug-1954              6.00
                          30-Sep-1954              6.10
                          29-Oct-1954              5.70
                          30-Nov-1954              5.30
                          31-Dec-1954              5.00
                          31-Jan-1955              4.90
                          28-Feb-1955              4.70
                          31-Mar-1955              4.60
                          29-Apr-1955              4.70
                          31-May-1955              4.30
                          30-Jun-1955              4.20
                          29-Jul-1955              4.00
                          31-Aug-1955              4.20
                          30-Sep-1955              4.10
                          31-Oct-1955              4.30
                          30-Nov-1955              4.20
                          30-Dec-1955              4.20
                          31-Jan-1956              4.00
                          29-Feb-1956              3.90
                          30-Mar-1956              4.20
                          30-Apr-1956              4.00
                          31-May-1956              4.30
                          29-Jun-1956              4.30
                          31-Jul-1956              4.40
                          31-Aug-1956              4.10
                          28-Sep-1956              3.90
                          31-Oct-1956              3.90
                          30-Nov-1956              4.30
                          31-Dec-1956              4.20
                          31-Jan-1957              4.20
                          28-Feb-1957              3.90
                          29-Mar-1957              3.70
                          30-Apr-1957              3.90
                          31-May-1957              4.10
                          28-Jun-1957              4.30
                          31-Jul-1957              4.20
                          30-Aug-1957              4.10
                          30-Sep-1957              4.40
                          31-Oct-1957              4.50
                          29-Nov-1957              5.10
                          31-Dec-1957              5.20
                          31-Jan-1958              5.80
                          28-Feb-1958              6.40
                          31-Mar-1958              6.70
                          30-Apr-1958              7.40
                          30-May-1958              7.40
                          30-Jun-1958              7.30
                          31-Jul-1958              7.50
                          29-Aug-1958              7.40
                          30-Sep-1958              7.10
                          31-Oct-1958              6.70
                          28-Nov-1958              6.20
                          31-Dec-1958              6.20
                          30-Jan-1959              6.00
                          27-Feb-1959              5.90
                          31-Mar-1959              5.60
                          30-Apr-1959              5.20
                          29-May-1959              5.10
                          30-Jun-1959              5.00
                          31-Jul-1959              5.10
                          31-Aug-1959              5.20
                          30-Sep-1959              5.50
                          30-Oct-1959              5.70
                          30-Nov-1959              5.80
                          31-Dec-1959              5.30
                          29-Jan-1960              5.20
                          29-Feb-1960              4.80
                          31-Mar-1960              5.40
                          29-Apr-1960              5.20
                          31-May-1960              5.10
                          30-Jun-1960              5.40
                          29-Jul-1960              5.50
                          31-Aug-1960              5.60
                          30-Sep-1960              5.50
                          31-Oct-1960              6.10
                          30-Nov-1960              6.10
                          30-Dec-1960              6.60
                          31-Jan-1961              6.60
                          28-Feb-1961              6.90
                          31-Mar-1961              6.90
                          28-Apr-1961              7.00
                          31-May-1961              7.10
                          30-Jun-1961              6.90
                          31-Jul-1961              7.00
                          31-Aug-1961              6.60
                          29-Sep-1961              6.70
                          31-Oct-1961              6.50
                          30-Nov-1961              6.10
                          29-Dec-1961              6.00
                          31-Jan-1962              5.80
                          28-Feb-1962              5.50
                          30-Mar-1962              5.60
                          30-Apr-1962              5.60
                          31-May-1962              5.50
                          29-Jun-1962              5.50
                          31-Jul-1962              5.40
                          31-Aug-1962              5.70
                          28-Sep-1962              5.60
                          31-Oct-1962              5.40
                          30-Nov-1962              5.70
                          31-Dec-1962              5.50
                          31-Jan-1963              5.70
                          28-Feb-1963              5.90
                          29-Mar-1963              5.70
                          30-Apr-1963              5.70
                          31-May-1963              5.90
                          28-Jun-1963              5.60
                          31-Jul-1963              5.60
                          30-Aug-1963              5.40
                          30-Sep-1963              5.50
                          31-Oct-1963              5.50
                          29-Nov-1963              5.70
                          31-Dec-1963              5.50
                          31-Jan-1964              5.60
                          28-Feb-1964              5.40
                          31-Mar-1964              5.40
                          30-Apr-1964              5.30
                          29-May-1964              5.10
                          30-Jun-1964              5.20
                          31-Jul-1964              4.90
                          31-Aug-1964              5.00
                          30-Sep-1964              5.10
                          30-Oct-1964              5.10
                          30-Nov-1964              4.80
                          31-Dec-1964              5.00
                          29-Jan-1965              4.90
                          26-Feb-1965              5.10
                          31-Mar-1965              4.70
                          30-Apr-1965              4.80
                          31-May-1965              4.60
                          30-Jun-1965              4.60
                          30-Jul-1965              4.40
                          31-Aug-1965              4.40
                          30-Sep-1965              4.30
                          29-Oct-1965              4.20
                          30-Nov-1965              4.10
                          31-Dec-1965              4.00
                          31-Jan-1966              4.00
                          28-Feb-1966              3.80
                          31-Mar-1966              3.80
                          29-Apr-1966              3.80
                          31-May-1966              3.90
                          30-Jun-1966              3.80
                          29-Jul-1966              3.80
                          31-Aug-1966              3.80
                          30-Sep-1966              3.70
                          31-Oct-1966              3.70
                          30-Nov-1966              3.60
                          30-Dec-1966              3.80
                          31-Jan-1967              3.90
                          28-Feb-1967              3.80
                          31-Mar-1967              3.80
                          28-Apr-1967              3.80
                          31-May-1967              3.80
                          30-Jun-1967              3.90
                          31-Jul-1967              3.80
                          31-Aug-1967              3.80
                          29-Sep-1967              3.80
                          31-Oct-1967              4.00
                          30-Nov-1967              3.90
                          29-Dec-1967              3.80
                          31-Jan-1968              3.70
                          29-Feb-1968              3.80
                          29-Mar-1968              3.70
                          30-Apr-1968              3.50
                          31-May-1968              3.50
                          28-Jun-1968              3.70
                          31-Jul-1968              3.70
                          30-Aug-1968              3.50
                          30-Sep-1968              3.40
                          31-Oct-1968              3.40
                          29-Nov-1968              3.40
                          31-Dec-1968              3.40
                          31-Jan-1969              3.40
                          28-Feb-1969              3.40
                          31-Mar-1969              3.40
                          30-Apr-1969              3.40
                          30-May-1969              3.40
                          30-Jun-1969              3.50
                          31-Jul-1969              3.50
                          29-Aug-1969              3.50
                          30-Sep-1969              3.70
                          31-Oct-1969              3.70
                          28-Nov-1969              3.50
                          31-Dec-1969              3.50
                          30-Jan-1970              3.90
                          27-Feb-1970              4.20
                          31-Mar-1970              4.40
                          30-Apr-1970              4.60
                          29-May-1970              4.80
                          30-Jun-1970              4.90
                          31-Jul-1970              5.00
                          31-Aug-1970              5.10
                          30-Sep-1970              5.40
                          30-Oct-1970              5.50
                          30-Nov-1970              5.90
                          31-Dec-1970              6.10
                          29-Jan-1971              5.90
                          26-Feb-1971              5.90
                          31-Mar-1971              6.00
                          30-Apr-1971              5.90
                          31-May-1971              5.90
                          30-Jun-1971              5.90
                          30-Jul-1971              6.00
                          31-Aug-1971              6.10
                          30-Sep-1971              6.00
                          29-Oct-1971              5.80
                          30-Nov-1971              6.00
                          31-Dec-1971              6.00
                          31-Jan-1972              5.80
                          29-Feb-1972              5.70
                          31-Mar-1972              5.80
                          28-Apr-1972              5.70
                          31-May-1972              5.70
                          30-Jun-1972              5.70
                          31-Jul-1972              5.60
                          31-Aug-1972              5.60
                          29-Sep-1972              5.50
                          31-Oct-1972              5.60
                          30-Nov-1972              5.30
                          29-Dec-1972              5.20
                          31-Jan-1973              4.90
                          28-Feb-1973              5.00
                          30-Mar-1973              4.90
                          30-Apr-1973              5.00
                          31-May-1973              4.90
                          29-Jun-1973              4.90
                          31-Jul-1973              4.80
                          31-Aug-1973              4.80
                          28-Sep-1973              4.80
                          31-Oct-1973              4.60
                          30-Nov-1973              4.80
                          31-Dec-1973              4.90
                          31-Jan-1974              5.10
                          28-Feb-1974              5.20
                          29-Mar-1974              5.10
                          30-Apr-1974              5.10
                          31-May-1974              5.10
                          28-Jun-1974              5.40
                          31-Jul-1974              5.50
                          30-Aug-1974              5.50
                          30-Sep-1974              5.90
                          31-Oct-1974              6.00
                          29-Nov-1974              6.60
                          31-Dec-1974              7.20
                          31-Jan-1975              8.10
                          28-Feb-1975              8.10
                          31-Mar-1975              8.60
                          30-Apr-1975              8.80
                          30-May-1975              9.00
                          30-Jun-1975              8.80
                          31-Jul-1975              8.60
                          29-Aug-1975              8.40
                          30-Sep-1975              8.40
                          31-Oct-1975              8.40
                          28-Nov-1975              8.30
                          31-Dec-1975              8.20
                          30-Jan-1976              7.90
                          27-Feb-1976              7.70
                          31-Mar-1976              7.60
                          30-Apr-1976              7.70
                          31-May-1976              7.40
                          30-Jun-1976              7.60
                          30-Jul-1976              7.80
                          31-Aug-1976              7.80
                          30-Sep-1976              7.60
                          29-Oct-1976              7.70
                          30-Nov-1976              7.80
                          31-Dec-1976              7.80
                          31-Jan-1977              7.50
                          28-Feb-1977              7.60
                          31-Mar-1977              7.40
                          29-Apr-1977              7.20
                          31-May-1977              7.00
                          30-Jun-1977              7.20
                          29-Jul-1977              6.90
                          31-Aug-1977              7.00
                          30-Sep-1977              6.80
                          31-Oct-1977              6.80
                          30-Nov-1977              6.80
                          30-Dec-1977              6.40
                          31-Jan-1978              6.40
                          28-Feb-1978              6.30
                          31-Mar-1978              6.30
                          28-Apr-1978              6.10
                          31-May-1978              6.00
                          30-Jun-1978              5.90
                          31-Jul-1978              6.20
                          31-Aug-1978              5.90
                          29-Sep-1978              6.00
                          31-Oct-1978              5.80
                          30-Nov-1978              5.90
                          29-Dec-1978              6.00
                          31-Jan-1979              5.90
                          28-Feb-1979              5.90
                          30-Mar-1979              5.80
                          30-Apr-1979              5.80
                          31-May-1979              5.60
                          29-Jun-1979              5.70
                          31-Jul-1979              5.70
                          31-Aug-1979              6.00
                          28-Sep-1979              5.90
                          31-Oct-1979              6.00
                          30-Nov-1979              5.90
                          31-Dec-1979              6.00
                          31-Jan-1980              6.30
                          29-Feb-1980              6.30
                          31-Mar-1980              6.30
                          30-Apr-1980              6.90
                          30-May-1980              7.50
                          30-Jun-1980              7.60
                          31-Jul-1980              7.80
                          29-Aug-1980              7.70
                          30-Sep-1980              7.50
                          31-Oct-1980              7.50
                          28-Nov-1980              7.50
                          31-Dec-1980              7.20
                          30-Jan-1981              7.50
                          27-Feb-1981              7.40
                          31-Mar-1981              7.40
                          30-Apr-1981              7.20
                          29-May-1981              7.50
                          30-Jun-1981              7.50
                          31-Jul-1981              7.20
                          31-Aug-1981              7.40
                          30-Sep-1981              7.60
                          30-Oct-1981              7.90
                          30-Nov-1981              8.30
                          31-Dec-1981              8.50
                          29-Jan-1982              8.60
                          26-Feb-1982              8.90
                          31-Mar-1982              9.00
                          30-Apr-1982              9.30
                          31-May-1982              9.40
                          30-Jun-1982              9.60
                          30-Jul-1982              9.80
                          31-Aug-1982              9.80
                          30-Sep-1982             10.10
                          29-Oct-1982             10.40
                          30-Nov-1982             10.80
                    Peak: 31-Dec-1982             10.80
                          31-Jan-1983             10.40
                          28-Feb-1983             10.40
                          31-Mar-1983             10.30
                          29-Apr-1983             10.20
                          31-May-1983             10.10
                          30-Jun-1983             10.10
                          29-Jul-1983              9.40
                          31-Aug-1983              9.50
                          30-Sep-1983              9.20
                          31-Oct-1983              8.80
                          30-Nov-1983              8.50
                          30-Dec-1983              8.30
                          31-Jan-1984              8.00
                          29-Feb-1984              7.80
                          30-Mar-1984              7.80
                          30-Apr-1984              7.70
                          31-May-1984              7.40
                          29-Jun-1984              7.20
                          31-Jul-1984              7.50
                          31-Aug-1984              7.50
                          28-Sep-1984              7.30
                          31-Oct-1984              7.40
                          30-Nov-1984              7.20
                          31-Dec-1984              7.30
                          31-Jan-1985              7.30
                          28-Feb-1985              7.20
                          29-Mar-1985              7.20
                          30-Apr-1985              7.30
                          31-May-1985              7.20
                          28-Jun-1985              7.40
                          31-Jul-1985              7.40
                          30-Aug-1985              7.10
                          30-Sep-1985              7.10
                          31-Oct-1985              7.10
                          29-Nov-1985              7.00
                          31-Dec-1985              7.00
                          31-Jan-1986              6.70
                          28-Feb-1986              7.20
                          31-Mar-1986              7.20
                          30-Apr-1986              7.10
                          30-May-1986              7.20
                          30-Jun-1986              7.20
                          31-Jul-1986              7.00
                          29-Aug-1986              6.90
                          30-Sep-1986              7.00
                          31-Oct-1986              7.00
                          28-Nov-1986              6.90
                          31-Dec-1986              6.60
                          30-Jan-1987              6.60
                          27-Feb-1987              6.60
                          31-Mar-1987              6.60
                          30-Apr-1987              6.30
                          29-May-1987              6.30
                          30-Jun-1987              6.20
                          31-Jul-1987              6.10
                          31-Aug-1987              6.00
                          30-Sep-1987              5.90
                          30-Oct-1987              6.00
                          30-Nov-1987              5.80
                          31-Dec-1987              5.70
                          29-Jan-1988              5.70
                          29-Feb-1988              5.70
                          31-Mar-1988              5.70
                          29-Apr-1988              5.40
                          31-May-1988              5.60
                          30-Jun-1988              5.40
                          29-Jul-1988              5.40
                          31-Aug-1988              5.60
                          30-Sep-1988              5.40
                          31-Oct-1988              5.40
                          30-Nov-1988              5.30
                          30-Dec-1988              5.30
                          31-Jan-1989              5.40
                          28-Feb-1989              5.20
                          31-Mar-1989              5.00
                          28-Apr-1989              5.20
                          31-May-1989              5.20
                          30-Jun-1989              5.30
                          31-Jul-1989              5.20
                          31-Aug-1989              5.20
                          29-Sep-1989              5.30
                          31-Oct-1989              5.30
                          30-Nov-1989              5.40
                          29-Dec-1989              5.40
                          31-Jan-1990              5.40
                          28-Feb-1990              5.30
                          30-Mar-1990              5.20
                          30-Apr-1990              5.40
                          31-May-1990              5.40
                          29-Jun-1990              5.20
                          31-Jul-1990              5.50
                          31-Aug-1990              5.70
                          28-Sep-1990              5.90
                          31-Oct-1990              5.90
                          30-Nov-1990              6.20
                          31-Dec-1990              6.30
                          31-Jan-1991              6.40
                          28-Feb-1991              6.60
                          29-Mar-1991              6.80
                          30-Apr-1991              6.70
                          31-May-1991              6.90
                          28-Jun-1991              6.90
                          31-Jul-1991              6.80
                          30-Aug-1991              6.90
                          30-Sep-1991              6.90
                          31-Oct-1991              7.00
                          29-Nov-1991              7.00
                          31-Dec-1991              7.30
                          31-Jan-1992              7.30
                          28-Feb-1992              7.40
                          31-Mar-1992              7.40
                          30-Apr-1992              7.40
                          29-May-1992              7.60
                          30-Jun-1992              7.80
                          31-Jul-1992              7.70
                          31-Aug-1992              7.60
                          30-Sep-1992              7.60
                          30-Oct-1992              7.30
                          30-Nov-1992              7.40
                          31-Dec-1992              7.40
                          29-Jan-1993              7.30
                          26-Feb-1993              7.10
                          31-Mar-1993              7.00
                          30-Apr-1993              7.10
                          31-May-1993              7.10
                          30-Jun-1993              7.00
                          30-Jul-1993              6.90
                          31-Aug-1993              6.80
                          30-Sep-1993              6.70
                          29-Oct-1993              6.80
                          30-Nov-1993              6.60
                          31-Dec-1993              6.50
                          31-Jan-1994              6.60
                          28-Feb-1994              6.60
                          31-Mar-1994              6.50
                          29-Apr-1994              6.40
                          31-May-1994              6.10
                          30-Jun-1994              6.10
                          29-Jul-1994              6.10
                          31-Aug-1994              6.00
                          30-Sep-1994              5.90
                          31-Oct-1994              5.80
                          30-Nov-1994              5.60
                          30-Dec-1994              5.50
                          31-Jan-1995              5.60
                          28-Feb-1995              5.40
                          31-Mar-1995              5.40
                          28-Apr-1995              5.80
                          31-May-1995              5.60
                          30-Jun-1995              5.60
                          31-Jul-1995              5.70
                          31-Aug-1995              5.70
                          29-Sep-1995              5.60
                          31-Oct-1995              5.50
                          30-Nov-1995              5.60
                          29-Dec-1995              5.60
                          31-Jan-1996              5.60
                          29-Feb-1996              5.50
                          29-Mar-1996              5.50
                          30-Apr-1996              5.60
                          31-May-1996              5.60
                          28-Jun-1996              5.30
                          31-Jul-1996              5.50
                          30-Aug-1996              5.10
                          30-Sep-1996              5.20
                          31-Oct-1996              5.20
                          29-Nov-1996              5.40
                          31-Dec-1996              5.40
                          31-Jan-1997              5.30
                          28-Feb-1997              5.20
                          31-Mar-1997              5.20
                          30-Apr-1997              5.10
                          30-May-1997              4.90
                          30-Jun-1997              5.00
                          31-Jul-1997              4.90
                          29-Aug-1997              4.80
                          30-Sep-1997              4.90
                          31-Oct-1997              4.70
                          28-Nov-1997              4.60
                          31-Dec-1997              4.70
                          30-Jan-1998              4.60
                          27-Feb-1998              4.60
                          31-Mar-1998              4.70
                          30-Apr-1998              4.30
                          29-May-1998              4.40
                          30-Jun-1998              4.50
                          31-Jul-1998              4.50
                          31-Aug-1998              4.50
                          30-Sep-1998              4.60
                          30-Oct-1998              4.50
                          30-Nov-1998              4.40
                          31-Dec-1998              4.40
                          29-Jan-1999              4.30
                          26-Feb-1999              4.40
                          31-Mar-1999              4.20
                          30-Apr-1999              4.30
                          31-May-1999              4.20
                          30-Jun-1999              4.30
                          30-Jul-1999              4.30
                          31-Aug-1999              4.20
                          30-Sep-1999              4.20
                          29-Oct-1999              4.10
                          30-Nov-1999              4.10
                          31-Dec-1999              4.00
                          31-Jan-2000              4.00
                          29-Feb-2000              4.10
                          31-Mar-2000              4.00
                          28-Apr-2000              3.80
                          31-May-2000              4.00
                          30-Jun-2000              4.00
                          31-Jul-2000              4.00
                          31-Aug-2000              4.10
                          29-Sep-2000              3.90
                          31-Oct-2000              3.90
                          30-Nov-2000              3.90
                          29-Dec-2000              3.90
                          31-Jan-2001              4.20
                          28-Feb-2001              4.20
                          30-Mar-2001              4.30
                          30-Apr-2001              4.40
                          31-May-2001              4.30
                          29-Jun-2001              4.50
                          31-Jul-2001              4.60
                          31-Aug-2001              4.90
                          28-Sep-2001              5.00
                          31-Oct-2001              5.30
                          30-Nov-2001              5.50
                          31-Dec-2001              5.70
                          31-Jan-2002              5.70
                          28-Feb-2002              5.70
                          29-Mar-2002              5.70
                          30-Apr-2002              5.90
                          31-May-2002              5.80
                          28-Jun-2002              5.80
                          31-Jul-2002              5.80
                          30-Aug-2002              5.70
                          30-Sep-2002              5.70
                          31-Oct-2002              5.70
                          29-Nov-2002              5.90
                          31-Dec-2002              6.00
                          31-Jan-2003              5.80
                          28-Feb-2003              5.90
                          31-Mar-2003              5.90
                          30-Apr-2003              6.00
                          30-May-2003              6.10
                          30-Jun-2003              6.30
                          31-Jul-2003              6.20
                          29-Aug-2003              6.10
                          30-Sep-2003              6.10
                          31-Oct-2003              6.00
                          28-Nov-2003              5.80
                          31-Dec-2003              5.70
                          30-Jan-2004              5.70
                          27-Feb-2004              5.60
                          31-Mar-2004              5.80
                          30-Apr-2004              5.60
                          31-May-2004              5.60
                          30-Jun-2004              5.60
                          30-Jul-2004              5.50
                          31-Aug-2004              5.40
                          30-Sep-2004              5.40
                          29-Oct-2004              5.50
                          30-Nov-2004              5.40
                          31-Dec-2004              5.40
                          31-Jan-2005              5.20
                          28-Feb-2005              5.40
                          31-Mar-2005              5.20
                          29-Apr-2005              5.20
                          31-May-2005              5.10
                          30-Jun-2005              5.10
                          29-Jul-2005              5.00
                          31-Aug-2005              4.90
                          30-Sep-2005              5.00
                          31-Oct-2005              5.00
                          30-Nov-2005              5.00
                          30-Dec-2005              4.80
                          31-Jan-2006              4.70
                          28-Feb-2006              4.80
                          31-Mar-2006              4.70
                          28-Apr-2006              4.70
                          31-May-2006              4.70
                          30-Jun-2006              4.60
                          31-Jul-2006              4.70
                          31-Aug-2006              4.70
                          29-Sep-2006              4.50
                          31-Oct-2006              4.40
                          30-Nov-2006              4.50
                          29-Dec-2006              4.40
                          31-Jan-2007              4.60
                          28-Feb-2007              4.50
                          30-Mar-2007              4.40
                          30-Apr-2007              4.50
                          31-May-2007              4.50
                          29-Jun-2007              4.60
                          31-Jul-2007              4.70
                          31-Aug-2007              4.70
                          28-Sep-2007              4.70
                          31-Oct-2007              4.80
                          30-Nov-2007              4.70
                          31-Dec-2007              4.90
                          31-Jan-2008              4.90
                          29-Feb-2008              4.80
                          31-Mar-2008              5.10
                          30-Apr-2008              5.00
                          30-May-2008              5.50
                          30-Jun-2008              5.60
                          31-Jul-2008              5.80
                          29-Aug-2008              6.20
                          30-Sep-2008              6.20
                          31-Oct-2008              6.60
                          28-Nov-2008              6.80
                          31-Dec-2008              7.20
                          30-Jan-2009              7.60
                          27-Feb-2009              8.10
                  Latest: 31-Mar-2009              8.50

     Source: Bureau of Labor Statistics          (c)FactSet Research Systems

                     CONSUMER CONFIDENCE LOWEST IN 40 YEARS

        Consumer Surveys Conference Board Consumer confidence, 1985=100

                              [LINE GRAPH OMITTED]

                          28-Feb-1967            134.30
                          31-Mar-1967            134.30
                          28-Apr-1967            140.70
                          31-May-1967            140.70
                          30-Jun-1967            134.00
                          31-Jul-1967            134.00
                          31-Aug-1967            130.10
                          29-Sep-1967            130.10
                          31-Oct-1967            134.50
                          30-Nov-1967            134.50
                          29-Dec-1967            136.10
                          31-Jan-1968            136.10
                          29-Feb-1968            137.90
                          29-Mar-1968            137.90
                          30-Apr-1968            136.60
                          31-May-1968            136.60
                          28-Jun-1968            130.70
                          31-Jul-1968            130.70
                          30-Aug-1968            131.30
                          30-Sep-1968            131.30
                          31-Oct-1968            142.30
                          29-Nov-1968            142.30
                          31-Dec-1968            137.90
                          31-Jan-1969            137.90
                          28-Feb-1969            138.20
                          31-Mar-1969            138.20
                          30-Apr-1969            136.60
                          30-May-1969            136.60
                          30-Jun-1969            137.90
                          31-Jul-1969            137.90
                          29-Aug-1969            131.70
                          30-Sep-1969            131.70
                          31-Oct-1969            126.80
                          28-Nov-1969            126.80
                          31-Dec-1969            126.00
                          30-Jan-1970            126.00
                          27-Feb-1970            101.70
                          31-Mar-1970            101.70
                          30-Apr-1970             98.00
                          29-May-1970             98.00
                          30-Jun-1970             88.10
                          31-Jul-1970             88.10
                          31-Aug-1970             91.00
                          30-Sep-1970             91.00
                          30-Oct-1970             83.20
                          30-Nov-1970             83.20
                          31-Dec-1970             75.70
                          29-Jan-1971             75.70
                          26-Feb-1971             77.40
                          31-Mar-1971             77.40
                          30-Apr-1971             75.20
                          31-May-1971             75.20
                          30-Jun-1971             82.30
                          30-Jul-1971             82.30
                          31-Aug-1971             82.10
                          30-Sep-1971             82.10
                          29-Oct-1971             80.30
                          30-Nov-1971             80.30
                          31-Dec-1971             85.00
                          31-Jan-1972             85.00
                          29-Feb-1972             93.60
                          31-Mar-1972             93.60
                          28-Apr-1972             95.10
                          31-May-1972             95.10
                          30-Jun-1972             98.90
                          31-Jul-1972             98.90
                          31-Aug-1972            104.10
                          29-Sep-1972            104.10
                          31-Oct-1972            112.00
                          30-Nov-1972            112.00
                          29-Dec-1972            116.10
                          31-Jan-1973            116.10
                          28-Feb-1973            110.80
                          30-Mar-1973            110.80
                          30-Apr-1973            102.80
                          31-May-1973            102.80
                          29-Jun-1973            104.40
                          31-Jul-1973            104.40
                          31-Aug-1973             93.80
                          28-Sep-1973             93.80
                          31-Oct-1973            107.50
                          30-Nov-1973            107.50
                          31-Dec-1973             70.60
                          31-Jan-1974             70.60
                          28-Feb-1974             62.70
                          29-Mar-1974             62.70
                          30-Apr-1974             95.10
                          31-May-1974             95.10
                          28-Jun-1974             92.50
                          31-Jul-1974             92.50
                          30-Aug-1974             77.30
                          30-Sep-1974             77.30
                          31-Oct-1974             54.50
                          29-Nov-1974             54.50
                          31-Dec-1974             43.20
                          31-Jan-1975             43.20
                          28-Feb-1975             54.50
                          31-Mar-1975             54.50
                          30-Apr-1975             66.40
                          30-May-1975             66.40
                          30-Jun-1975             72.20
                          31-Jul-1975             72.20
                          29-Aug-1975             82.40
                          30-Sep-1975             82.40
                          31-Oct-1975             77.60
                          28-Nov-1975             77.60
                          31-Dec-1975             93.70
                          30-Jan-1976             93.70
                          27-Feb-1976            101.00
                          31-Mar-1976            101.00
                          30-Apr-1976             89.50
                          31-May-1976             89.50
                          30-Jun-1976             94.50
                          30-Jul-1976             94.50
                          31-Aug-1976             94.60
                          30-Sep-1976             94.60
                          29-Oct-1976             87.10
                          30-Nov-1976             87.10
                          31-Dec-1976             98.90
                          31-Jan-1977             98.90
                          28-Feb-1977             97.60
                          31-Mar-1977             97.60
                          29-Apr-1977             93.10
                          31-May-1977             93.10
                          30-Jun-1977             98.20
                          29-Jul-1977             97.50
                          31-Aug-1977             98.70
                          30-Sep-1977             96.70
                          31-Oct-1977             95.50
                          30-Nov-1977             98.90
                          30-Dec-1977            109.70
                          31-Jan-1978            107.80
                          28-Feb-1978            107.00
                          31-Mar-1978            104.70
                          28-Apr-1978            109.90
                          31-May-1978            105.50
                          30-Jun-1978            109.50
                          31-Jul-1978            105.40
                          31-Aug-1978            108.00
                          29-Sep-1978            106.60
                          31-Oct-1978            108.60
                          30-Nov-1978             96.50
                          29-Dec-1978            102.20
                          31-Jan-1979             99.50
                          28-Feb-1979            101.50
                          30-Mar-1979             96.40
                          30-Apr-1979             94.60
                          31-May-1979             96.00
                          29-Jun-1979             92.70
                          31-Jul-1979             81.40
                          31-Aug-1979             79.40
                          28-Sep-1979             87.80
                          31-Oct-1979             92.30
                          30-Nov-1979             90.20
                          31-Dec-1979             90.70
                          31-Jan-1980             85.90
                          29-Feb-1980             85.30
                          31-Mar-1980             80.80
                          30-Apr-1980             60.50
                          30-May-1980             50.10
                          30-Jun-1980             56.10
                          31-Jul-1980             65.40
                          29-Aug-1980             70.80
                          30-Sep-1980             80.30
                          31-Oct-1980             84.20
                          28-Nov-1980             87.20
                          31-Dec-1980             78.60
                          30-Jan-1981             74.40
                          27-Feb-1981             69.00
                          31-Mar-1981             77.80
                          30-Apr-1981             81.60
                          29-May-1981             86.90
                          30-Jun-1981             83.00
                          31-Jul-1981             83.50
                          31-Aug-1981             85.70
                          30-Sep-1981             77.60
                          30-Oct-1981             75.60
                          30-Nov-1981             66.90
                          31-Dec-1981             66.60
                          29-Jan-1982             64.90
                          26-Feb-1982             62.30
                          31-Mar-1982             56.70
                          30-Apr-1982             57.00
                          31-May-1982             61.40
                          30-Jun-1982             56.70
                          30-Jul-1982             63.20
                          31-Aug-1982             56.90
                          30-Sep-1982             58.10
                          29-Oct-1982             54.30
                          30-Nov-1982             57.40
                          31-Dec-1982             59.50
                          31-Jan-1983             59.00
                          28-Feb-1983             67.60
                          31-Mar-1983             79.40
                          29-Apr-1983             83.10
                          31-May-1983             87.70
                          30-Jun-1983             87.50
                          29-Jul-1983             89.00
                          31-Aug-1983             91.20
                          30-Sep-1983             91.10
                          31-Oct-1983             92.10
                          30-Nov-1983             96.70
                          30-Dec-1983            103.60
                          31-Jan-1984            103.90
                          29-Feb-1984            101.00
                          30-Mar-1984            101.10
                          30-Apr-1984            106.10
                          31-May-1984            104.80
                          29-Jun-1984            105.80
                          31-Jul-1984            100.40
                          31-Aug-1984            103.10
                          28-Sep-1984            100.00
                          31-Oct-1984             99.10
                          30-Nov-1984            105.50
                          31-Dec-1984             97.00
                          31-Jan-1985            102.00
                          28-Feb-1985            103.10
                          29-Mar-1985             96.10
                          30-Apr-1985            104.40
                          31-May-1985             99.60
                          28-Jun-1985            102.60
                          31-Jul-1985            103.20
                          30-Aug-1985            100.90
                          30-Sep-1985             96.00
                          31-Oct-1985             96.10
                          29-Nov-1985             98.10
                          31-Dec-1985             98.20
                          31-Jan-1986             96.90
                          28-Feb-1986             96.00
                          31-Mar-1986             95.10
                          30-Apr-1986            100.00
                          30-May-1986            100.20
                          30-Jun-1986            100.00
                          31-Jul-1986             97.50
                          29-Aug-1986             91.70
                          30-Sep-1986             89.70
                          31-Oct-1986             85.80
                          28-Nov-1986             89.70
                          31-Dec-1986             93.20
                          30-Jan-1987             85.40
                          27-Feb-1987             91.80
                          31-Mar-1987             95.80
                          30-Apr-1987             97.40
                          29-May-1987            103.00
                          30-Jun-1987            102.10
                          31-Jul-1987            105.80
                          31-Aug-1987            110.70
                          30-Sep-1987            115.70
                          30-Oct-1987            115.10
                          30-Nov-1987            100.80
                          31-Dec-1987            107.70
                          29-Jan-1988            109.90
                          29-Feb-1988            114.90
                          31-Mar-1988            112.70
                          29-Apr-1988            115.70
                          31-May-1988            120.20
                          30-Jun-1988            115.70
                          29-Jul-1988            113.50
                          31-Aug-1988            119.70
                          30-Sep-1988            110.70
                          31-Oct-1988            116.90
                          30-Nov-1988            112.90
                          30-Dec-1988            119.40
                          31-Jan-1989            115.80
                          28-Feb-1989            120.70
                          31-Mar-1989            117.40
                          28-Apr-1989            116.60
                          31-May-1989            116.70
                          30-Jun-1989            117.20
                          31-Jul-1989            120.40
                          31-Aug-1989            115.40
                          29-Sep-1989            116.30
                          31-Oct-1989            117.00
                          30-Nov-1989            115.10
                          29-Dec-1989            113.00
                          31-Jan-1990            106.50
                          28-Feb-1990            106.70
                          30-Mar-1990            110.60
                          30-Apr-1990            107.30
                          31-May-1990            107.30
                          29-Jun-1990            102.40
                          31-Jul-1990            101.70
                          31-Aug-1990             84.70
                          28-Sep-1990             85.60
                          31-Oct-1990             62.60
                          30-Nov-1990             61.70
                          31-Dec-1990             61.20
                          31-Jan-1991             55.10
                          28-Feb-1991             59.40
                          29-Mar-1991             81.10
                          30-Apr-1991             79.40
                          31-May-1991             76.40
                          28-Jun-1991             78.00
                          31-Jul-1991             77.70
                          30-Aug-1991             76.10
                          30-Sep-1991             72.90
                          31-Oct-1991             60.10
                          29-Nov-1991             52.70
                          31-Dec-1991             52.50
                          31-Jan-1992             50.20
                          28-Feb-1992             47.30
                          31-Mar-1992             56.50
                          30-Apr-1992             65.10
                          29-May-1992             71.90
                          30-Jun-1992             72.60
                          31-Jul-1992             61.20
                          31-Aug-1992             59.00
                          30-Sep-1992             57.30
                          30-Oct-1992             54.60
                          30-Nov-1992             65.60
                          31-Dec-1992             78.10
                          29-Jan-1993             76.70
                          26-Feb-1993             68.50
                          31-Mar-1993             63.20
                          30-Apr-1993             67.60
                          31-May-1993             61.90
                          30-Jun-1993             58.60
                          30-Jul-1993             59.20
                          31-Aug-1993             59.30
                          30-Sep-1993             63.80
                          29-Oct-1993             60.50
                          30-Nov-1993             71.90
                          31-Dec-1993             79.80
                          31-Jan-1994             82.60
                          28-Feb-1994             79.90
                          31-Mar-1994             86.70
                          29-Apr-1994             92.10
                          31-May-1994             88.90
                          30-Jun-1994             92.50
                          29-Jul-1994             91.30
                          31-Aug-1994             90.40
                          30-Sep-1994             89.50
                          31-Oct-1994             89.10
                          30-Nov-1994            100.40
                          30-Dec-1994            103.40
                          31-Jan-1995            101.40
                          28-Feb-1995             99.40
                          31-Mar-1995            100.20
                          28-Apr-1995            104.60
                          31-May-1995            102.00
                          30-Jun-1995             94.60
                          31-Jul-1995            101.40
                          31-Aug-1995            102.40
                          29-Sep-1995             97.30
                          31-Oct-1995             96.30
                          30-Nov-1995            101.60
                          29-Dec-1995             99.20
                          31-Jan-1996             88.40
                          29-Feb-1996             98.00
                          29-Mar-1996             98.40
                          30-Apr-1996            104.80
                          31-May-1996            103.50
                          28-Jun-1996            100.10
                          31-Jul-1996            107.00
                          30-Aug-1996            112.00
                          30-Sep-1996            111.80
                          31-Oct-1996            107.30
                          29-Nov-1996            109.50
                          31-Dec-1996            114.20
                          31-Jan-1997            118.70
                          28-Feb-1997            118.90
                          31-Mar-1997            118.50
                          30-Apr-1997            118.50
                          30-May-1997            127.90
                          30-Jun-1997            129.90
                          31-Jul-1997            126.30
                          29-Aug-1997            127.60
                          30-Sep-1997            130.20
                          31-Oct-1997            123.40
                          28-Nov-1997            128.10
                          31-Dec-1997            136.20
                          30-Jan-1998            128.30
                          27-Feb-1998            137.40
                          31-Mar-1998            133.80
                          30-Apr-1998            137.20
                          29-May-1998            136.30
                          30-Jun-1998            138.20
                          31-Jul-1998            137.20
                          31-Aug-1998            133.10
                          30-Sep-1998            126.40
                          30-Oct-1998            119.30
                          30-Nov-1998            126.40
                          31-Dec-1998            126.70
                          29-Jan-1999            128.90
                          26-Feb-1999            133.10
                          31-Mar-1999            134.00
                          30-Apr-1999            135.50
                          31-May-1999            137.70
                          30-Jun-1999            139.00
                          30-Jul-1999            136.20
                          31-Aug-1999            136.00
                          30-Sep-1999            134.20
                          29-Oct-1999            130.50
                          30-Nov-1999            137.00
                          31-Dec-1999            141.70
                          31-Jan-2000            144.70
                          29-Feb-2000            140.80
                          31-Mar-2000            137.10
                          28-Apr-2000            137.70
                          31-May-2000            144.70
                          30-Jun-2000            139.20
                          31-Jul-2000            143.00
                          31-Aug-2000            140.80
                          29-Sep-2000            142.50
                          31-Oct-2000            135.80
                          30-Nov-2000            132.60
                          29-Dec-2000            128.60
                          31-Jan-2001            115.70
                          28-Feb-2001            109.20
                          30-Mar-2001            116.90
                          30-Apr-2001            109.90
                          31-May-2001            116.10
                          29-Jun-2001            118.90
                          31-Jul-2001            116.30
                          31-Aug-2001            114.00
                          28-Sep-2001             97.00
                          31-Oct-2001             85.30
                          30-Nov-2001             84.90
                          31-Dec-2001             94.60
                          31-Jan-2002             97.80
                          28-Feb-2002             95.00
                          29-Mar-2002            110.70
                          30-Apr-2002            108.50
                          31-May-2002            110.30
                          28-Jun-2002            106.30
                          31-Jul-2002             97.40
                          30-Aug-2002             94.50
                          30-Sep-2002             93.70
                          31-Oct-2002             79.60
                          29-Nov-2002             84.90
                          31-Dec-2002             80.70
                          31-Jan-2003             78.80
                          28-Feb-2003             64.80
                          31-Mar-2003             61.40
                          30-Apr-2003             81.00
                          30-May-2003             83.60
                          30-Jun-2003             83.50
                          31-Jul-2003             77.00
                          29-Aug-2003             81.70
                          30-Sep-2003             77.00
                          31-Oct-2003             81.70
                          28-Nov-2003             92.50
                          31-Dec-2003             94.80
                          30-Jan-2004             97.70
                          27-Feb-2004             88.50
                          31-Mar-2004             88.50
                          30-Apr-2004             93.00
                          31-May-2004             93.10
                          30-Jun-2004            102.80
                          30-Jul-2004            105.70
                          31-Aug-2004             98.70
                          30-Sep-2004             96.70
                          29-Oct-2004             92.90
                          30-Nov-2004             92.60
                          31-Dec-2004            102.70
                          31-Jan-2005            105.10
                          28-Feb-2005            104.40
                          31-Mar-2005            103.00
                          29-Apr-2005             97.50
                          31-May-2005            103.10
                          30-Jun-2005            106.20
                          29-Jul-2005            103.60
                          31-Aug-2005            105.50
                          30-Sep-2005             87.50
                          31-Oct-2005             85.20
                          30-Nov-2005             98.30
                          30-Dec-2005            103.80
                          31-Jan-2006            106.80
                          28-Feb-2006            102.70
                          31-Mar-2006            107.50
                          28-Apr-2006            109.80
                          31-May-2006            104.70
                          30-Jun-2006            105.40
                          31-Jul-2006            107.00
                          31-Aug-2006            100.20
                          29-Sep-2006            105.90
                          31-Oct-2006            105.10
                          30-Nov-2006            105.30
                          29-Dec-2006            110.00
                          31-Jan-2007            110.20
                          28-Feb-2007            111.20
                          30-Mar-2007            108.20
                          30-Apr-2007            106.30
                          31-May-2007            108.50
                          29-Jun-2007            105.30
                          31-Jul-2007            111.90
                          31-Aug-2007            105.60
                          28-Sep-2007             99.50
                          31-Oct-2007             95.20
                          30-Nov-2007             87.80
                          31-Dec-2007             90.60
                          31-Jan-2008             87.30
                          29-Feb-2008             76.40
                          31-Mar-2008             65.90
                          30-Apr-2008             62.80
                          30-May-2008             58.10
                          30-Jun-2008             51.00
                          31-Jul-2008             51.90
                          29-Aug-2008             58.50
                          30-Sep-2008             61.40
                          31-Oct-2008             38.80
                          28-Nov-2008             44.70
                          31-Dec-2008             38.60
                          30-Jan-2009             37.40
                          27-Feb-2009             25.30
                          31-Mar-2009             26.00

        Source: Conference Board                (c)FactSet Research Systems


Today's market environment presents both the challenge and the opportunity for the long-term investor. In other words, we continue to carefully sift through the markets to find the greatest divergence between price and value, while at the same time do our best to avoid falling prey to the extreme emotions of the crowd. Presently, we see many stocks whose prices discount complete disaster. The difficulty lies in not knowing how much lower individual stock prices may go nor how much more short-term pain we must endure before we become the potential beneficiary of what is likely to be much higher returns into the future.

While we might have already seen the market bottom, nobody can truly tell where the bottom of the market will be. Furthermore, trying to pick the bottom of this or any other market is extremely difficult. What we would rather do is spend our time figuring out which companies will give the Fund the greatest opportunity so that we can be in these holdings once the market has finally bottomed.

Before reviewing the Fund's value characteristics, we have provided a table to help give you some guidance as to what is cheap and what is expensive. The table shows what we believe to be more typical of a high and low range of values for various multiples. While at the highest and lowest extremes these multiples would likely change, we have tried to highlight for you what we believe to be more typical of a normalized high and low range in a more normal economic environment. Hopefully this will give you a better perspective of true value when you compare these historical ranges to the current characteristics of the CM Advisers Fund.

================================================================================
            TYPICAL HIGH AND LOW RANGES OF VALUATION MULTIPLES FOR A
                          DIVERSIFIED BASKET OF STOCKS
================================================================================
VALUATION MULTIPLES             ON THE HIGH SIDE               ON THE LOW SIDE
================================================================================
Price to Earnings                18 to 20 times                 8 to 10 times
--------------------------------------------------------------------------------
Price to Cash Flow               10 to 12 times                 4 to 5 times
--------------------------------------------------------------------------------
Price to Book Value              2.5 to 3 times                1 to 1.25 times
--------------------------------------------------------------------------------
Price to Sales                   1.5 to 2 times                0.3 to 0.5 times
================================================================================
The valuation multiples shown above are not the exact historical highs or lows.
  Rather, they are the approximate high and low ranges that are typically seen throughout market history. These multiples are not adjusted for interest rates.
                   Source: Value Line and Century Management
================================================================================

The next table  highlights  the value  characteristics  found in the CM Advisers
Fund. As you can see, the valuation multiples in the Fund are significantly closer to the typical low end of the range when considering historical valuation multiples. More specifically, when we compare these ratios versus these same ratios in other periods of like interest rates, our internal studies show that on or about November 20, 2008, and then again on or about March 6, 2009, the CM Adviser Fund was priced at approximately the bottom 15% of all market valuations over the past 40 years. While the CM Advisers Fund has increased from these low points, based on fundamental valuations, whether we adjust for like interest rate environments or not, we believe the Fund remains extremely cheap, thus holding what we believe to be tremendous values and upside potential. However, while we are optimistic about the long-run, it remains possible that in the short-run we could test the lower end of the valuation multiples shown above.

--------------------------------------------------------------------------------
       CM ADVISERS FUND PORTFOLIO CHARACTERISTICS AS OF FEBRUARY 28, 2009
================================================================================
Price/Earnings using FY1 Estimated Earnings                                10.81
Price/Cash Flow                                                             4.55
Price/Book                                                                  1.36
Price/Sales                                                                 0.41
Enterprise Value/Sales                                                      0.43
Dividend Yield                                                             4.35%
Long-term Debt/Capital                                                    30.22%
Return on Equity                                                          20.32%
Net Profit Margin                                                          7.29%
CM Funds Advisers Estimated 3-5 Year Earnings Per Share Growth          4% to 6%
================================================================================
Note, while we (CM Fund Advisers) are using 4% to 6% earnings per share growth estimates for the next 3 to 5 years, according to Factset, the consensus earnings estimates for "the street" are 10.84%
--------------------------------------------------------------------------------
Source: Factset

Another value based characteristic shown on this table is the dividend yield. The average dividend yield of the portfolio at the end of the Fund's fiscal year was 4.35%. To put this into perspective, according to the Federal Reserve, during this past fiscal year, the 5-year U.S Treasury bond had an average yield of just 3.02%, the 10-year U.S. Treasury bond had an average yield of 3.76%, and the 30-year

U.S. Treasury bond had an average yield of 4.29%. Considering that approximately 70% of the CM Advisers Fund is invested in large quality companies that produce reasonably consistent free cash flow, have strong balance sheets, and represent some of the leading brand name products and services around the world, we believe that the majority of these dividends will continue to be paid for the foreseeable future.

Furthermore, with dividend yields that range between 3% and 6% on many quality companies in the Fund like 3M, AMERICAN EXPRESS, AUTOMATIC DATA PROCESSING, COKE, COLGATE, DUPONT, INTEL, GENERAL MILLS, EMERSON ELECTRIC, UPS, AND WELLS FARGO just to name a few (a list of all companies in the Fund are contained in the Schedule of Investments), we believe this will eventually help bring yield starved investors back into the stock market where they can invest their cash in reasonably safe companies that are willing to distribute some of their profits to shareholders. This should be especially true as the lower paying savings accounts, money market funds, and Treasury bill, note and bond yields continue to be far less attractive as record low interest rates flood the markets.

In our opinion, the most important portfolio characteristic we would like to bring to your attention is the value comparison between stocks and bonds today. Stocks and bonds are always in competition for investor's capital. After all, if you can get a better return by owning guaranteed government bonds, who needs stocks?

The table below shows that CM Advisers Fund has an earnings yield of 9.25%. This is simply the inverse of its 10.81 P/E ratio. [EARNINGS YIELD (E/Y) IS THE INVERSE OF A PRICE EARNINGS (P/E) RATIO]

--------------------------------------------------------------------------------
                STOCKS VS. BONDS...WHERE IS THE MOST VALUE TODAY?
================================================================================
--------------------------------------------------------------------------------
CM Advisers Fund Weighted Average Price/Earnings Ratio                     10.81
Earnings Yield (Earnings/Price...the inverse of a P/E ratio)               9.25%
================================================================================
Compare this to the Moody's AAA Bond Yield (02-27-09)                      5.36%
Compare this to the Moody's BAA & S/P BBB Bond Yield (02-27-09)            8.21%
Compare this to the 10-year Treasury Bond Yield (02-27-09)                 2.95%
--------------------------------------------------------------------------------
Source: Factset, Federal Reserve.  Data as of February 27, 2009.

By dividing the earnings of a company by the price of the stock, we can compare its yield to that of various bonds to see which security offers the better return on investment. At fiscal year-end, Moody's AAA corporate bonds had an average yield of 5.36%, Moody's Baa corporate bonds had an average yield of 8.21% (Moody's Baa rating is considered to be the lowest level of investment grade bonds), and the 10-year U.S Treasury bond had a yield of just 2.95%. Each of these bond yields is lower than the earnings yield shareholders are receiving by owning the CM Advisers Fund today. BUT HERE IS THE REAL OPPORTUNITY -- BOND COUPONS DO NOT GROW. HOWEVER, OVER TIME, MANY CORPORATE EARNINGS DO GROW. IF WE ADD THE GROWTH IN EARNINGS DISCUSSED ON THE PREVIOUS TABLE TO THE EARNINGS YIELD OF 9.25%, SHAREHOLDERS CAN GET A VERY GOOD IDEA OF THE VALUE THAT IS BEING HELD INSIDE THE CM ADVISERS FUND.

While sharp market downturns cause fear, panic and economic dislocation, they are oftentimes a necessary precursor to an upturn as they force individuals, corporations, and even the government to get their balance sheets and financial statements in order. We believe this is taking place today as corporate and consumer debts are being paid down, excess costs and expenses are being reduced and eliminated, and savings rates are increasing. It is out of all this pain and discomfort that we believe the seeds of recovery are being planted, and eventually substantial profits will be borne. The world is not ending, the majority of people will remain employed, most people will make their mortgage payments, and our country, with all of its global reaching products, services, and innovation, will continue to be an economic leader and force throughout the world. Successful investing over the long-run has always required patience and long-term perspective; this has never been truer than today.

In the 2008 Berkshire Hathaway annual letter to shareholders, Warren Buffet said he's "certain the economy will be in shambles throughout 2009 -- and, for that matter, probably well beyond -- but that conclusion does not tell us whether the stock market will rise or fall." Buffett continued, "Though the path has not been smooth, our economic system has worked extraordinarily well over time. It has unleashed human potential as no other system has, and it will continue to do so. America's best days lie ahead." We could not agree more.

In this market, the most important thing shareholders need to do is look out two or three years instead of succumbing to the temptation to look out two or three months; if shareholders look out two or three years from now, all of us at CM Fund Advisers believe the CM Advisers Fund should be substantially higher than it is today. In the meantime, we will ask for your patience and your courage. In exchange, we will continue to commit to you that we will spare no effort to bring you the results we would all like to achieve.

CM ADVISERS FIXED INCOME FUND ("CMFIX"):

As we discussed in our February 2008 annual shareholder letter, the CM Advisers Fixed Income Fund had only invested in cash equivalents (i.e. U.S. government money market funds) and individual U.S. Treasury bills and bonds since its inception on March 24, 2006. This was due to our value investment discipline. We felt during that time that most other fixed income securities (asset-backed, mortgage-backed, corporate bonds, and municipal bonds) were not selling at prices that provided enough risk premiums when compared to cash or U.S. Treasuries. By contrast, the Fund's benchmark, the Barclays Capital U.S. Aggregate Bond Index, was on average invested in approximately 38% mortgage-backed securities, 37% U.S. Treasury and Agency bonds, and just 25% investment-grade corporate bonds. Note the Index was well served toward the end of the Fund's fiscal year with its 38% allocation to mortgage-backed securities, as these securities appreciated sharply with the government's intervention into this asset class. This was the main reason that the Index had a one year return of 2.06% versus the CM Advisers Fixed Income Fund's return of -0.60%. However, for the CM Advisers Fixed Income fund, the asset mix changed dramatically as 2008 unfolded and we believe the new allocation mix will serve shareholders well over the long-run.

We began this past fiscal year on March 1, 2008, invested in approximately 80% cash equivalents and 20% in long U.S. Treasury bonds. This cash position was double the September 30, 2007 levels as we had sold, for a very good profit, approximately two thirds of our position in the long U.S. Treasury bonds as they rallied in the last five months of our fiscal year. Shortly thereafter, with much of the Fund in cash, the spread between the Moody's Baa corporate bond yield over the 10-year U.S. Treasury bond yield (known as "the spread") began to widen out to 350 basis points--a value zone. Note that the Moody's rating of Baa for corporate bonds is the industry's rating for the average investment grade corporate bond. As such, we began our first round of buying into corporate bonds. (See the chart below).

--------------------------------------------------------------------------------
BASIS POINT DEFINED: A unit that is equal to 1/100th of 1%. For example, a 1% change = 100 basis points, and 0.01% = 1 basis point.
--------------------------------------------------------------------------------


    MOODY'S BAA CORPORATE BOND YIELDS MINUS 10-YEAR U.S. TREASURY BOND YIELDS
                                  "THE SPREAD"

                              [LINE GRAPH OMITTED]

                          31-Jan-1962              1.00
                          28-Feb-1962              1.03
                          30-Mar-1962              1.11
                          30-Apr-1962              1.18
                          31-May-1962              1.13
                          29-Jun-1962              1.11
                          31-Jul-1962              1.04
                          31-Aug-1962              1.08
                          28-Sep-1962              1.05
                          31-Oct-1962              1.06
                          30-Nov-1962              1.04
                          31-Dec-1962              1.06
                          31-Jan-1963              1.08
                          28-Feb-1963              0.97
                          29-Mar-1963              0.95
                          30-Apr-1963              0.90
                          31-May-1963              0.92
                          28-Jun-1963              0.85
                          31-Jul-1963              0.82
                          30-Aug-1963              0.83
                          30-Sep-1963              0.76
                          31-Oct-1963              0.72
                          29-Nov-1963              0.72
                          31-Dec-1963              0.72
                          31-Jan-1964              0.66
                          28-Feb-1964              0.68
                          31-Mar-1964              0.61
                          30-Apr-1964              0.62
                          29-May-1964              0.65
                          30-Jun-1964              0.68
                          31-Jul-1964              0.64
                          31-Aug-1964              0.63
                          30-Sep-1964              0.62
                          30-Oct-1964              0.62
                          30-Nov-1964              0.66
                          31-Dec-1964              0.63
                          29-Jan-1965              0.61
                          26-Feb-1965              0.57
                          31-Mar-1965              0.57
                          30-Apr-1965              0.60
                          31-May-1965              0.60
                          30-Jun-1965              0.64
                          30-Jul-1965              0.68
                          31-Aug-1965              0.63
                          30-Sep-1965              0.62
                          29-Oct-1965              0.58
                          30-Nov-1965              0.50
                          31-Dec-1965              0.40
                          31-Jan-1966              0.45
                          28-Feb-1966              0.29
                          31-Mar-1966              0.45
                          29-Apr-1966              0.66
                          31-May-1966              0.70
                          30-Jun-1966              0.77
                          29-Jul-1966              0.66
                          31-Aug-1966              0.61
                          30-Sep-1966              0.91
                          31-Oct-1966              1.09
                          30-Nov-1966              0.97
                          30-Dec-1966              1.34
                          31-Jan-1967              1.39
                          28-Feb-1967              1.19
                          31-Mar-1967              1.31
                          28-Apr-1967              1.24
                          31-May-1967              1.11
                          30-Jun-1967              1.13
                          31-Jul-1967              1.10
                          31-Aug-1967              1.05
                          29-Sep-1967              1.10
                          31-Oct-1967              1.04
                          30-Nov-1967              0.97
                          29-Dec-1967              1.23
                          31-Jan-1968              1.31
                          29-Feb-1968              1.24
                          29-Mar-1968              1.11
                          30-Apr-1968              1.33
                          31-May-1968              1.16
                          28-Jun-1968              1.35
                          31-Jul-1968              1.48
                          30-Aug-1968              1.40
                          30-Sep-1968              1.33
                          31-Oct-1968              1.26
                          29-Nov-1968              1.31
                          31-Dec-1968              1.20
                          31-Jan-1969              1.28
                          28-Feb-1969              1.11
                          31-Mar-1969              1.21
                          30-Apr-1969              1.37
                          30-May-1969              1.20
                          30-Jun-1969              1.13
                          31-Jul-1969              1.12
                          29-Aug-1969              1.17
                          30-Sep-1969              0.89
                          31-Oct-1969              1.12
                          28-Nov-1969              1.11
                          31-Dec-1969              1.00
                          30-Jan-1970              1.07
                          27-Feb-1970              1.54
                          31-Mar-1970              1.56
                          30-Apr-1970              1.31
                          29-May-1970              1.07
                          30-Jun-1970              1.41
                          31-Jul-1970              1.94
                          31-Aug-1970              1.91
                          30-Sep-1970              2.00
                          30-Oct-1970              2.00
                          30-Nov-1970              2.54
                          31-Dec-1970              2.73
                          29-Jan-1971              2.50
                          26-Feb-1971              2.28
                          31-Mar-1971              2.76
                          30-Apr-1971              2.62
                          31-May-1971              2.23
                          30-Jun-1971              2.23
                          30-Jul-1971              2.03
                          31-Aug-1971              2.18
                          30-Sep-1971              2.45
                          29-Oct-1971              2.55
                          30-Nov-1971              2.57
                          31-Dec-1971              2.45
                          31-Jan-1972              2.28
                          29-Feb-1972              2.15
                          31-Mar-1972              2.17
                          28-Apr-1972              2.05
                          31-May-1972              2.10
                          30-Jun-1972              2.09
                          31-Jul-1972              2.12
                          31-Aug-1972              1.98
                          29-Sep-1972              1.54
                          31-Oct-1972              1.58
                          30-Nov-1972              1.71
                          29-Dec-1972              1.57
                          31-Jan-1973              1.44
                          28-Feb-1973              1.33
                          30-Mar-1973              1.32
                          30-Apr-1973              1.42
                          31-May-1973              1.21
                          29-Jun-1973              1.23
                          31-Jul-1973              1.11
                          31-Aug-1973              1.13
                          28-Sep-1973              1.54
                          31-Oct-1973              1.62
                          30-Nov-1973              1.69
                          31-Dec-1973              1.74
                          31-Jan-1974              1.49
                          28-Feb-1974              1.57
                          29-Mar-1974              1.41
                          30-Apr-1974              1.36
                          31-May-1974              1.47
                          28-Jun-1974              1.73
                          31-Jul-1974              1.67
                          30-Aug-1974              1.73
                          30-Sep-1974              2.14
                          31-Oct-1974              2.58
                          29-Nov-1974              2.92
                          31-Dec-1974              3.20
                          31-Jan-1975              3.31
                          28-Feb-1975              3.26
                          31-Mar-1975              2.75
                          30-Apr-1975              2.35
                          30-May-1975              2.63
                          30-Jun-1975              2.76
                          31-Jul-1975              2.49
                          29-Aug-1975              2.19
                          30-Sep-1975              2.18
                          31-Oct-1975              2.48
                          28-Nov-1975              2.51
                          31-Dec-1975              2.56
                          30-Jan-1976              2.67
                          27-Feb-1976              2.45
                          31-Mar-1976              2.39
                          30-Apr-1976              2.38
                          31-May-1976              1.96
                          30-Jun-1976              2.03
                          30-Jul-1976              1.99
                          31-Aug-1976              1.87
                          30-Sep-1976              1.81
                          29-Oct-1976              1.88
                          30-Nov-1976              1.94
                          31-Dec-1976              2.25
                          31-Jan-1977              1.87
                          28-Feb-1977              1.73
                          31-Mar-1977              1.66
                          29-Apr-1977              1.70
                          31-May-1977              1.55
                          30-Jun-1977              1.63
                          29-Jul-1977              1.54
                          31-Aug-1977              1.42
                          30-Sep-1977              1.46
                          31-Oct-1977              1.37
                          30-Nov-1977              1.37
                          30-Dec-1977              1.30
                          31-Jan-1978              1.21
                          28-Feb-1978              1.17
                          31-Mar-1978              1.18
                          28-Apr-1978              1.17
                          31-May-1978              1.14
                          30-Jun-1978              1.14
                          31-Jul-1978              0.96
                          31-Aug-1978              1.07
                          29-Sep-1978              1.00
                          31-Oct-1978              0.95
                          30-Nov-1978              1.02
                          29-Dec-1978              0.93
                          31-Jan-1979              1.03
                          28-Feb-1979              0.98
                          30-Mar-1979              1.14
                          30-Apr-1979              1.15
                          31-May-1979              1.22
                          29-Jun-1979              1.47
                          31-Jul-1979              1.34
                          31-Aug-1979              1.32
                          28-Sep-1979              1.21
                          31-Oct-1979              1.10
                          30-Nov-1979              1.34
                          31-Dec-1979              1.67
                          31-Jan-1980              1.62
                          29-Feb-1980              1.16
                          31-Mar-1980              1.70
                          30-Apr-1980              2.72
                          30-May-1980              2.99
                          30-Jun-1980              2.93
                          31-Jul-1980              2.40
                          29-Aug-1980              2.05
                          30-Sep-1980              2.19
                          31-Oct-1980              2.48
                          28-Nov-1980              1.96
                          31-Dec-1980              2.30
                          30-Jan-1981              2.46
                          27-Feb-1981              2.18
                          31-Mar-1981              2.22
                          30-Apr-1981              1.88
                          29-May-1981              1.85
                          30-Jun-1981              2.33
                          31-Jul-1981              1.89
                          31-Aug-1981              1.40
                          30-Sep-1981              1.60
                          30-Oct-1981              1.96
                          30-Nov-1981              3.00
                          31-Dec-1981              2.83
                          29-Jan-1982              2.51
                          26-Feb-1982              2.75
                          31-Mar-1982              2.96
                          30-Apr-1982              2.91
                          31-May-1982              3.02
                          30-Jun-1982              2.62
                          30-Jul-1982              2.85
                          31-Aug-1982              3.26
                          30-Sep-1982              3.29
                          29-Oct-1982              3.82
                          30-Nov-1982              3.75
                          31-Dec-1982              3.60
                          31-Jan-1983              3.48
                          28-Feb-1983              3.23
                          31-Mar-1983              3.10
                          29-Apr-1983              2.89
                          31-May-1983              2.71
                          30-Jun-1983              2.52
                          29-Jul-1983              2.01
                          31-Aug-1983              1.79
                          30-Sep-1983              1.90
                          31-Oct-1983              1.92
                          30-Nov-1983              1.92
                          30-Dec-1983              1.92
                          31-Jan-1984              1.98
                          29-Feb-1984              1.75
                          30-Mar-1984              1.67
                          30-Apr-1984              1.68
                          31-May-1984              1.33
                          29-Jun-1984              1.49
                          31-Jul-1984              1.79
                          31-Aug-1984              1.91
                          28-Sep-1984              1.83
                          31-Oct-1984              1.78
                          30-Nov-1984              1.91
                          31-Dec-1984              1.90
                          31-Jan-1985              1.88
                          28-Feb-1985              1.72
                          29-Mar-1985              1.83
                          30-Apr-1985              2.08
                          31-May-1985              2.30
                          28-Jun-1985              2.24
                          31-Jul-1985              2.12
                          30-Aug-1985              2.17
                          30-Sep-1985              2.11
                          31-Oct-1985              2.12
                          29-Nov-1985              2.21
                          31-Dec-1985              2.32
                          31-Jan-1986              2.25
                          28-Feb-1986              2.41
                          31-Mar-1986              2.72
                          30-Apr-1986              2.89
                          30-May-1986              2.58
                          30-Jun-1986              2.54
                          31-Jul-1986              2.86
                          29-Aug-1986              3.01
                          30-Sep-1986              2.75
                          31-Oct-1986              2.81
                          28-Nov-1986              2.82
                          31-Dec-1986              2.86
                          30-Jan-1987              2.64
                          27-Feb-1987              2.40
                          31-Mar-1987              2.36
                          30-Apr-1987              2.02
                          29-May-1987              1.90
                          30-Jun-1987              2.12
                          31-Jul-1987              2.16
                          31-Aug-1987              2.04
                          30-Sep-1987              1.89
                          30-Oct-1987              2.10
                          30-Nov-1987              2.37
                          31-Dec-1987              2.30
                          29-Jan-1988              2.41
                          29-Feb-1988              2.41
                          31-Mar-1988              2.20
                          29-Apr-1988              2.19
                          31-May-1988              1.95
                          30-Jun-1988              2.08
                          29-Jul-1988              2.06
                          31-Aug-1988              1.95
                          30-Sep-1988              1.93
                          31-Oct-1988              1.62
                          30-Nov-1988              1.52
                          30-Dec-1988              1.54
                          31-Jan-1989              1.56
                          28-Feb-1989              1.44
                          31-Mar-1989              1.31
                          28-Apr-1989              1.44
                          31-May-1989              1.60
                          30-Jun-1989              1.76
                          31-Jul-1989              1.86
                          31-Aug-1989              1.77
                          29-Sep-1989              1.72
                          31-Oct-1989              1.81
                          30-Nov-1989              1.94
                          29-Dec-1989              1.99
                          31-Jan-1990              1.73
                          28-Feb-1990              1.66
                          30-Mar-1990              1.61
                          30-Apr-1990              1.52
                          31-May-1990              1.65
                          29-Jun-1990              1.74
                          31-Jul-1990              1.73
                          31-Aug-1990              1.66
                          28-Sep-1990              1.75
                          31-Oct-1990              2.01
                          30-Nov-1990              2.23
                          31-Dec-1990              2.36
                          31-Jan-1991              2.37
                          28-Feb-1991              2.22
                          29-Mar-1991              1.98
                          30-Apr-1991              1.90
                          31-May-1991              1.79
                          28-Jun-1991              1.68
                          31-Jul-1991              1.63
                          30-Aug-1991              1.75
                          30-Sep-1991              1.86
                          31-Oct-1991              1.98
                          29-Nov-1991              2.04
                          31-Dec-1991              2.19
                          31-Jan-1992              2.11
                          28-Feb-1992              1.90
                          31-Mar-1992              1.72
                          30-Apr-1992              1.76
                          29-May-1992              1.75
                          30-Jun-1992              1.80
                          31-Jul-1992              2.01
                          31-Aug-1992              2.08
                          30-Sep-1992              2.22
                          30-Oct-1992              2.27
                          30-Nov-1992              2.11
                          31-Dec-1992              2.07
                          29-Jan-1993              2.09
                          26-Feb-1993              2.14
                          31-Mar-1993              2.19
                          30-Apr-1993              2.18
                          31-May-1993              2.19
                          30-Jun-1993              2.13
                          30-Jul-1993              2.15
                          31-Aug-1993              1.93
                          30-Sep-1993              2.00
                          29-Oct-1993              2.00
                          30-Nov-1993              1.95
                          31-Dec-1993              1.95
                          31-Jan-1994              1.94
                          28-Feb-1994              1.80
                          31-Mar-1994              1.66
                          29-Apr-1994              1.58
                          31-May-1994              1.44
                          30-Jun-1994              1.56
                          29-Jul-1994              1.52
                          31-Aug-1994              1.52
                          30-Sep-1994              1.55
                          31-Oct-1994              1.47
                          30-Nov-1994              1.38
                          30-Dec-1994              1.29
                          31-Jan-1995              1.32
                          28-Feb-1995              1.40
                          31-Mar-1995              1.50
                          28-Apr-1995              1.55
                          31-May-1995              1.60
                          30-Jun-1995              1.75
                          31-Jul-1995              1.77
                          31-Aug-1995              1.71
                          29-Sep-1995              1.74
                          31-Oct-1995              1.72
                          30-Nov-1995              1.76
                          29-Dec-1995              1.79
                          31-Jan-1996              1.83
                          29-Feb-1996              1.84
                          29-Mar-1996              1.77
                          30-Apr-1996              1.70
                          31-May-1996              1.57
                          28-Jun-1996              1.50
                          31-Jul-1996              1.49
                          30-Aug-1996              1.56
                          30-Sep-1996              1.53
                          31-Oct-1996              1.55
                          29-Nov-1996              1.60
                          31-Dec-1996              1.60
                          31-Jan-1997              1.53
                          28-Feb-1997              1.54
                          31-Mar-1997              1.50
                          30-Apr-1997              1.47
                          30-May-1997              1.50
                          30-Jun-1997              1.53
                          31-Jul-1997              1.54
                          29-Aug-1997              1.53
                          30-Sep-1997              1.50
                          31-Oct-1997              1.55
                          28-Nov-1997              1.56
                          31-Dec-1997              1.52
                          30-Jan-1998              1.66
                          27-Feb-1998              1.68
                          31-Mar-1998              1.68
                          30-Apr-1998              1.70
                          29-May-1998              1.65
                          30-Jun-1998              1.64
                          31-Jul-1998              1.70
                          31-Aug-1998              1.82
                          30-Sep-1998              2.30
                          30-Oct-1998              2.66
                          30-Nov-1998              2.51
                          31-Dec-1998              2.60
                          29-Jan-1999              2.58
                          26-Feb-1999              2.40
                          31-Mar-1999              2.31
                          30-Apr-1999              2.31
                          31-May-1999              2.19
                          30-Jun-1999              2.13
                          30-Jul-1999              2.17
                          31-Aug-1999              2.22
                          30-Sep-1999              2.30
                          29-Oct-1999              2.28
                          30-Nov-1999              2.13
                          31-Dec-1999              1.92
                          31-Jan-2000              1.68
                          29-Feb-2000              1.77
                          31-Mar-2000              2.12
                          28-Apr-2000              2.42
                          31-May-2000              2.47
                          30-Jun-2000              2.39
                          31-Jul-2000              2.31
                          31-Aug-2000              2.44
                          29-Sep-2000              2.56
                          31-Oct-2000              2.60
                          30-Nov-2000              2.57
                          29-Dec-2000              2.80
                          31-Jan-2001              2.79
                          28-Feb-2001              2.78
                          30-Mar-2001              2.96
                          30-Apr-2001              2.95
                          31-May-2001              2.71
                          29-Jun-2001              2.71
                          31-Jul-2001              2.77
                          31-Aug-2001              2.89
                          28-Sep-2001              3.30
                          31-Oct-2001              3.36
                          30-Nov-2001              3.20
                          31-Dec-2001              3.01
                          31-Jan-2002              2.88
                          28-Feb-2002              2.99
                          29-Mar-2002              2.84
                          30-Apr-2002              2.83
                          31-May-2002              2.95
                          28-Jun-2002              3.07
                          31-Jul-2002              3.30
                          30-Aug-2002              3.34
                          30-Sep-2002              3.55
                          31-Oct-2002              3.82
                          29-Nov-2002              3.59
                          31-Dec-2002              3.43
                          31-Jan-2003              3.34
                          28-Feb-2003              3.17
                          31-Mar-2003              3.16
                          30-Apr-2003              2.92
                          30-May-2003              2.83
                          30-Jun-2003              2.87
                          31-Jul-2003              2.67
                          29-Aug-2003              2.59
                          30-Sep-2003              2.53
                          31-Oct-2003              2.46
                          28-Nov-2003              2.37
                          31-Dec-2003              2.34
                          30-Jan-2004              2.32
                          27-Feb-2004              2.20
                          31-Mar-2004              2.29
                          30-Apr-2004              2.13
                          31-May-2004              2.05
                          30-Jun-2004              2.06
                          30-Jul-2004              2.14
                          31-Aug-2004              2.19
                          30-Sep-2004              2.15
                          29-Oct-2004              2.13
                          30-Nov-2004              2.01
                          31-Dec-2004              1.93
                          31-Jan-2005              1.81
                          28-Feb-2005              1.66
                          31-Mar-2005              1.57
                          29-Apr-2005              1.72
                          31-May-2005              1.87
                          30-Jun-2005              1.87
                          29-Jul-2005              1.78
                          31-Aug-2005              1.71
                          30-Sep-2005              1.83
                          31-Oct-2005              1.84
                          30-Nov-2005              1.85
                          30-Dec-2005              1.86
                          31-Jan-2006              1.83
                          28-Feb-2006              1.70
                          31-Mar-2006              1.69
                          28-Apr-2006              1.69
                          31-May-2006              1.64
                          30-Jun-2006              1.68
                          31-Jul-2006              1.68
                          31-Aug-2006              1.72
                          29-Sep-2006              1.71
                          31-Oct-2006              1.70
                          30-Nov-2006              1.61
                          29-Dec-2006              1.66
                          31-Jan-2007              1.58
                          28-Feb-2007              1.56
                          30-Mar-2007              1.71
                          30-Apr-2007              1.70
                          31-May-2007              1.64
                          29-Jun-2007              1.60
                          31-Jul-2007              1.66
                          31-Aug-2007              1.97
                          28-Sep-2007              2.08
                          31-Oct-2007              1.96
                          30-Nov-2007              2.25
                          31-Dec-2007              2.56
                          31-Jan-2008              2.82
                          29-Feb-2008              3.09
                          31-Mar-2008              3.40
                          30-Apr-2008              3.32
                          30-May-2008              3.05
                          30-Jun-2008              2.98
                          31-Jul-2008              3.18
                          29-Aug-2008              3.27
                          30-Sep-2008              3.63
                          31-Oct-2008              5.10
                          28-Nov-2008              5.70
                          31-Dec-2008              6.03
                          30-Jan-2009              5.65
                          27-Feb-2009              5.22
                          31-Mar-2009              5.61

Looking at "The Spread" chart, you can see that on a historical basis, Baa corporate bond yields do not typically trade at a 350 basis point spread over 10-year U.S. Treasury bond yields. According to Bloomberg, over the past 45 years, the average spread has only been 1.85% or 185 basis points. The median spread has been 1.82% or 182 basis points. Therefore, when this Baa spread widened in such a dramatic fashion in such a short period of time in March of 2008, this was truly a meaningful event. In only two other periods going back to 1962 did the spread (i.e. risk premium) for investment grade corporate bonds get so large. They were the periods from 1980-1982 and 2001-2002. Moreover, it has only been on a handful of occasions over the past 45 years that investors could get more than a 300 basis points spread over the 10-year U.S. Treasury bonds. So when we began buying corporate bonds in March of 2008, we felt confident that we were buying corporate bonds at value prices.

By mid-2008, the Moody's Baa corporate bond spread had narrowed back to only 282 basis points above 10-year U.S. Treasury bonds. At this point the CM Fixed Income Fund was invested in approximately 50% cash, 35% corporate bonds and 15% long U.S. Treasuries. At this time we were somewhat concerned that maybe we had not bought enough corporate bonds and taken full advantage of the 350 spread just a few months earlier. However, according to our investment analysis, we found the best values to be limited to just a few sectors like Consumer Discretionary and Financials. We felt that the corporate bonds in most other sectors such as Energy, Industrial, and Utilities, were still at or above their fair values and not worth the risk premium they were trading for over Treasuries. Believing in diversification and not wanting to overweight our bond holdings to any one sector nor pay-up for bonds just to "chase yield," we stuck to our discipline and remained in approximately 50% cash.

Being lightly invested turned out to be a good thing; the bond market went from bad to unbelievably bad in the fourth quarter of 2008 as the BAA SPREAD WIDENED OUT TO 617 BASIS POINTS! The yield on investment grade corporate bonds finally peaked at 9.4%, the highest yield since 1994. It was at this time that credit markets virtually froze and no security was spared. All sectors of the bond market became extremely cheap, including the highest quality corporate bonds. Only U.S. Treasuries gave investors a positive return during this time. The Fund took advantage of this opportunity and sold its remaining position in long-term U.S. Treasury bonds and reinvested the majority of the proceeds into a basket of corporate bonds. Most of these bonds are investment grade. The table below shows the average weightings for the Fund as of February 28, 2009, the end of our fiscal year.

Closing out our fiscal year, the CM Fixed Income Fund is invested in approximately 30% cash equivalents and 70% corporate bonds.

      --------------------------------------------------------------------
                            CM ADVISERS FIXED INCOME
                               WEIGHTED AVERAGES
                               FEBRUARY 27, 2009
      --------------------------------------------------------------------
      Average Yield to Maturity
      (Includes cash)                                             6.60%
      --------------------------------------------------------------------
      Average Maturity (years)                                     9.9
      --------------------------------------------------------------------
      Average Coupon (%)                                          5.96%
      --------------------------------------------------------------------
      Average Duration                                             6.7
      --------------------------------------------------------------------
      Number of Issues                                             40
      --------------------------------------------------------------------
      Average Moody Rating                                        Baa1
      --------------------------------------------------------------------
      Average S&P 500 Rating                                       A-
      --------------------------------------------------------------------
      Source: Bloomberg, LP and IDC
      --------------------------------------------------------------------


THE RESULTS OF THIS INVESTMENT STRATEGY HAVE BEEN PAYING OFF. ON MARCH 31, 2009, CMFIX COMPLETED ITS THIRD YEAR (INCEPTION DATE 3/24/06). BASED ON ITS THREE-YEAR ANNUALIZED RETURN OF 6.44% (FOR THE PERIOD ENDED MARCH 31, 2009), MORNINGSTAR HAS GIVEN CMFIX 5-STARS, ITS HIGHEST RATING. MORE SPECIFICALLY, THIS THREE-YEAR RETURN PLACED CMFIX NUMBER 1 OUT OF THE 161 FUNDS IN MORNINGSTAR'S MULTISECTOR BOND CATEGORY.*

In closing, we would like to thank all shareholders of the CM Advisers Fund ("CMAFX") and the CM Advisers Fixed Income Fund ("CMFIX") for your continued trust and confidence.

Sincerely,

CM Fund Advisers

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the CM Advisers Fund or CM Fixed Income Fund ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

All investments carry risks, and investment in the Funds' is no exception. No investment strategy works all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Funds. Investments in the Funds are also subject to the following risks: market risk, interest rate risk, management style risk, business and sector risk, small company risk, non-diversified fund risk, foreign securities risk, bond interest rate risk and credit risk. More information about these risks and other risks can be found in the Funds' prospectus.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS. A COPY OF THE PROSPECTUS IS AVAILABLE AT WWW.CENTMAN.COM OR BY CALLING SHAREHOLDER SERVICES AT 1-888-859-5856. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.
--------------------------------------------------------------------------------

* Source: Morningstar, Inc. For each fund with at least a 3-year history, Morningstar calculates a risk-adjusted measure that accounts for variation in a fund's monthly performance (including the effects of any sales charges), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive a Morningstar ratingTM of 5 stars , the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star.

CM ADVISERS FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                 CM ADVISERS FUND VERSUS THE RUSSELL 3000 INDEX

                              [LINE GRAPH OMITTED]

             CM Advisers Fund                   Russell 3000 Index
             ----------------                   ------------------

             DATE           VALUE              DATE            VALUE
          ---------        -------          ----------        -------
          5/13/2003        $10,000          5/13/2003         $10,000
          5/31/2003         10,130          5/31/2003          10,258
          8/31/2003         10,270          8/31/2003          10,871
          11/30/2003        10,350          11/30/2003         11,560
          2/29/2004         10,740          2/29/2004          12,508
          5/31/2004         10,820          5/31/2004          12,280
          8/31/2004         10,880          8/31/2004          12,100
          11/30/2004        11,190          11/30/2004         13,068
          2/28/2005         11,531          2/28/2005          13,463
          5/31/2005         11,751          5/31/2005          13,438
          8/31/2005         12,443          8/31/2005          13,953
          11/30/2005        12,353          11/30/2005         14,349
          2/28/2006         12,835          2/28/2006          14,868
          5/31/2006         12,771          5/31/2006          14,800
          8/31/2006         13,016          8/31/2006          15,174
          11/30/2006        14,090          11/30/2006         16,422
          2/28/2007         14,103          2/28/2007          16,657
          5/31/2007         14,756          5/31/2007          18,141
          8/31/2007         14,203          8/31/2007          17,441
          11/30/2007        13,369          11/30/2007         17,580
          2/29/2008         11,786          2/29/2008          15,904
          5/31/2008         12,257          5/31/2008          16,941
          8/31/2008         12,131          8/31/2008          15,658
          11/30/2008         8,583          11/30/2008         10,749
          2/28/2009          6,929          2/28/2009           8,984

                       Past performance is not predictive of future performance.

          -----------------------------------------------------------
                          Average Annual Total Returns
                      (for periods ended February 28, 2009)

                                 1 YEAR    5 YEARS  SINCE INCEPTION*
                                 -------   -------  ----------------

          CM Advisers Fund      (41.21%)   (8.39%)       (6.13%)
          Russell 3000 Index    (43.51%)   (6.40%)       (1.83%)
          -----------------------------------------------------------

*     Commencement of operations was May 13, 2003.

This graph depicts the performance of the CM Advisers Fund (the "Fund") versus the Russell 3000 Index. The graph assumes an initial $10,000 investment at May 13, 2003 (commencement of operations) and that any dividends or capital gain distributions are reinvested in shares of the Fund. The Fund charges a redemption fee of 1% of the amount redeemed on redemptions of Fund shares occurring within one year following the issuance of such shares. It is important to note that the Fund is a professionally managed mutual fund while indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

PERFORMANCE QUOTED ABOVE REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. AN INVESTOR MAY OBTAIN PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH-END, BY CALLING SHAREHOLDER SERVICES AT 1-888-859-5856.

THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. AVERAGE ANNUAL TOTAL RETURNS ARE HISTORICAL IN NATURE AND ASSUME REINVESTMENT OF DIVIDENDS.

CM ADVISERS FIXED INCOME FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

  COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CM ADVISERS
    FIXED INCOME FUND VERSUS THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX

                              [LINE GRAPH OMITTED]

                 CM Advisers                      Barclays Capital
              Fixed Income Fund             U.S. Aggregate Bond Index
          ------------------------          -------------------------
             DATE           VALUE              DATE            VALUE
          ---------        -------          ----------        -------
          3/24/2006        $10,000          3/24/2006         $10,000
          5/31/2006          9,820          5/31/2006           9,899
          8/31/2006         10,580          8/31/2006          10,208
          11/30/2006        11,320          11/30/2006         10,486
          2/28/2007         11,139          2/28/2007          10,582
          5/31/2007         10,627          5/31/2007          10,558
          8/31/2007         11,160          8/31/2007          10,745
          11/30/2007        11,958          11/30/2007         11,120
          2/29/2008         12,035          2/29/2008          11,355
          5/31/2008         11,974          5/31/2008          11,286
          8/31/2008         12,024          8/31/2008          11,376
          11/30/2008        11,434          11/30/2008         11,314
          2/28/2009         11,963          2/28/2009          11,589

                       Past performance is not predictive of future performance.

      ---------------------------------------------------------------------
                          Average Annual Total Returns
                      (for periods ended February 28, 2009)

                                                  1 YEAR   SINCE INCEPTION*
                                                  ------   ----------------

      CM Advisers Fixed Income Fund               (0.60%)        6.30%
      Barclays Capital U.S. Aggregate Bond Index   2.06%         5.15%
      ---------------------------------------------------------------------

*     Commencement of operations was March 24, 2006.

This graph depicts the performance of the CM Advisers Fixed Income Fund (the "Fund") versus the Barclays Capital U.S. Aggregate Bond Index. The graph assumes an initial $10,000 investment at March 24, 2006 (commencement of operations) and that any dividends or capital gain distributions are reinvested in shares of the Fund. The Fund charges a redemption fee of 1% of the amount redeemed on redemptions of Fund shares occurring within one year following the issuance of such shares. It is important to note that the Fund is a professionally managed mutual fund while indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

PERFORMANCE QUOTED ABOVE REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. AN INVESTOR MAY OBTAIN PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH-END, BY CALLING SHAREHOLDER SERVICES AT 1-888-859-5856.

THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURNS ARE HISTORICAL IN NATURE AND ASSUME REINVESTMENT OF DIVIDENDS.

CM ADVISERS FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================

ASSET AND SECTOR ALLOCATION
(% OF NET ASSETS)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Consumer Discretionary            13.8%
Consumer Staples                  24.8%
Energy                             1.5%
Financials                         5.9%
Health Care                        4.7%
Industrials                       16.9%
Information Technology            20.1%
Materials                          2.1%
Exchange-Traded Funds              2.7%
Money Market Funds
  and Other Assets in
  Excess of Liabilities            7.5%


TOP 10 EQUITY HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        % OF NET ASSETS
----------------------------------          ---------------
Wal-Mart Stores, Inc.                            7.9%
Walgreen Company                                 6.9%
Microsoft Corporation                            6.8%
3M Company                                       5.2%
Coca-Cola Company (The)                          4.8%
UnitedHealth Group, Inc.                         4.7%
Colgate-Palmolive Company                        4.3%
Illinois Tool Works, Inc.                        3.3%
Applied Materials, Inc.                          3.0%
Marsh & McLennan Companies, Inc.                 2.9%

CM ADVISERS FIXED INCOME FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================

ASSET ALLOCATION
(% OF NET ASSETS)
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

Consumer Discretionary                      13.7%
Consumer Staples                            14.1%
Energy                                       5.0%
Financials                                   4.4%
Health Care                                  4.7%
Industrials                                 11.5%
Information Technology                       5.0%
Materials                                    5.5%
Utilities                                    2.1%
Money Market Funds and Other
  Assets in Excess of Liabilities           34.0%


TOP 10 LONG-TERM HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                 % OF NET ASSETS
-------------------------------------------------    ---------------
Coca-Cola Company (The),  5.35%, due 11/15/17               3.2%
Kraft Foods, Inc.,  6.125%, due 02/01/18                    3.1%
American Express Company,  7.00%, due 03/19/18              2.9%
Western Union Company (The),  5.93%, due 10/01/16           2.9%
Home Depot, Inc. (The),  5.40%, due 03/01/16                2.8%
Wal-Mart Stores, Inc.,  6.50%, due 08/15/37                 2.8%
UnitedHealth Group, Inc.,  6.00%, due 02/15/18              2.5%
Kohl's Corporation,  6.25%, due 12/15/17                    2.3%
Johnson & Johnson,  5.15%, due 07/15/18                     2.2%
Consolidated Edison, Inc.,  5.85%, due 04/01/18             2.1%

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009
================================================================================
COMMON STOCKS -- 89.8%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 13.8%
   DIVERSIFIED CONSUMER SERVICES -- 1.8%
   CPI Corporation ................................      286,730   $  1,880,949
                                                                   ------------

   HOUSEHOLD DURABLES -- 5.2%
   Dixie Group, Inc. (The) * ......................       88,686        120,613
   Ethan Allen Interiors, Inc. ....................       81,785        780,229
   Leggett & Platt, Inc. ..........................      134,205      1,533,963
   Toll Brothers, Inc. * ..........................      187,200      2,967,120
                                                                   ------------
                                                                      5,401,925
                                                                   ------------
   LEISURE EQUIPMENT & PRODUCTS -- 0.0%
   Eastman Kodak Company ..........................        7,930         25,297
                                                                   ------------

   MEDIA -- 3.6%
   News Corporation - Class A .....................      226,200      1,257,672
   Walt Disney Company (The) ......................      146,375      2,454,709
                                                                   ------------
                                                                      3,712,381
                                                                   ------------
   MULTI-LINE RETAIL -- 0.5%
   J. C. Penney Company, Inc. .....................       29,435        451,238
                                                                   ------------

   SPECIALTY RETAIL -- 2.7%
   Aaron Rents, Inc. ..............................       61,150      1,469,435
   Cost Plus, Inc. * ..............................      252,052        178,957
   Pacific Sunwear of California, Inc. * ..........      349,000        492,090
   Talbots, Inc. (The) ............................      268,475        681,926
                                                                   ------------
                                                                      2,822,408
                                                                   ------------
CONSUMER STAPLES -- 24.8%
   BEVERAGES -- 4.8%
   Coca-Cola Company (The) ........................      121,520      4,964,092
                                                                   ------------

   FOOD & STAPLES RETAILING -- 14.8%
   Walgreen Company ...............................      299,215      7,139,270
   Wal-Mart Stores, Inc. ..........................      165,440      8,146,265
                                                                   ------------
                                                                     15,285,535
                                                                   ------------
   FOOD PRODUCTS -- 0.9%
   General Mills, Inc. ............................       17,240        904,755
                                                                   ------------

   HOUSEHOLD PRODUCTS -- 4.3%
   Colgate-Palmolive Company ......................       74,875      4,505,978
                                                                   ------------

ENERGY -- 1.5%
   ENERGY EQUIPMENT & SERVICES -- 1.5%
   Helmerich & Payne, Inc. ........................       66,165      1,565,464
                                                                   ------------

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 89.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 5.9%
   COMMERCIAL BANKS -- 1.5%
   Wells Fargo & Company ..........................      125,262   $  1,515,670
                                                                   ------------

   CONSUMER FINANCE -- 1.5%
   American Express Company .......................      124,960      1,507,018
                                                                   ------------

   INSURANCE -- 2.9%
   Marsh & McLennan Companies, Inc. ...............      170,142      3,050,646
                                                                   ------------

HEALTH CARE -- 4.7%
   HEALTH CARE PROVIDERS & SERVICES -- 4.7%
   UnitedHealth Group, Inc. .......................      246,625      4,846,181
                                                                   ------------

INDUSTRIALS -- 16.9%
   AIR FREIGHT & LOGISTICS -- 1.5%
   FedEx Corporation ..............................       15,235        658,304
   United Parcel Service, Inc. - Class B ..........       20,380        839,249
                                                                   ------------
                                                                      1,497,553
                                                                   ------------
   BUILDING PRODUCTS -- 1.6%
   Masco Corporation ..............................      317,475      1,634,996
                                                                   ------------

   COMMERCIAL SERVICES & SUPPLIES -- 2.2%
   Avery Dennison Corporation .....................      115,349      2,324,282
                                                                   ------------

   ELECTRICAL EQUIPMENT -- 1.0%
   Emerson Electric Company .......................       37,915      1,014,226
                                                                   ------------

   INDUSTRIAL CONGLOMERATES -- 6.3%
   3M Company .....................................      117,305      5,332,685
   General Electric Company .......................      142,495      1,212,633
                                                                   ------------
                                                                      6,545,318
                                                                   ------------
   MACHINERY -- 3.3%
   Illinois Tool Works, Inc. ......................      121,975      3,390,905
                                                                   ------------

   PROFESSIONAL SERVICES -- 0.8%
   CDI Corporation ................................       40,764        309,399
   Dun & Bradstreet Corporation (The) .............        7,000        517,790
                                                                   ------------
                                                                        827,189
                                                                   ------------
   ROAD & RAIL -- 0.2%
   YRC Worldwide, Inc. * ..........................      105,930        233,046
                                                                   ------------

   TRADING COMPANIES & DISTRIBUTORS -- 0.0%
   Lawson Products, Inc. ..........................        1,350         23,990
                                                                   ------------

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 89.8% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 20.1%
   COMPUTERS & PERIPHERALS -- 4.1%
   Dell, Inc. * ...................................      349,375   $  2,980,169
   Hutchinson Technology, Inc. * ..................      286,600        515,880
   Seagate Technology .............................      178,330        766,819
                                                                   ------------
                                                                      4,262,868
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS
      & COMPONENTS -- 0.8%
   Maxwell Technologies, Inc. * ...................        7,340         43,600
   Newport Corporation * ..........................      186,700        750,534
                                                                   ------------
                                                                        794,134
                                                                   ------------
   IT SERVICES -- 2.2%
   Automatic Data Processing, Inc. ................       66,450      2,269,267
                                                                   ------------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.2%
   Applied Materials, Inc. ........................      332,405      3,061,450
   Cymer, Inc. * ..................................       41,900        773,893
   Intel Corporation ..............................      200,000      2,548,000
   MEMC Electronic Materials, Inc. * ..............        1,000         15,010
                                                                   ------------
                                                                      6,398,353
                                                                   ------------
   SOFTWARE -- 6.8%
   Microsoft Corporation ..........................      435,995      7,041,319
                                                                   ------------

MATERIALS -- 2.1%
   CHEMICALS -- 2.1%
   E.I. Du Pont de Nemours & Company ..............      115,485      2,166,498
                                                                   ------------

TOTAL COMMON STOCKS (Cost $171,640,232) ...........                $ 92,863,481
                                                                   ------------

================================================================================
EXCHANGE-TRADED FUNDS -- 2.7%                             SHARES       VALUE
--------------------------------------------------------------------------------
Financial Select Sector SPDR Fund (The)
   (Cost $9,849,692) ..............................      361,330   $  2,753,335
                                                                   ------------

================================================================================
MONEY MARKET FUNDS -- 7.3%                                SHARES       VALUE
--------------------------------------------------------------------------------
Evergreen Institutional Treasury Money Market Fund -
   Institutional Class, 0.33% (a) (Cost $7,538,833)    7,538,833   $  7,538,833
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 99.8% (Cost $189,028,757)            $103,155,649

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% .....                     211,081
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $103,366,730
                                                                   ============

*     Non-income producing security.

(a) Variable rate security. The rate shown is the 7-day effective yield as of February 28, 2009.

See accompanying notes to financial statements.

CM ADVISERS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009
================================================================================
CORPORATE BONDS -- 66.0%                               PAR VALUE       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 13.7%
   HOTELS, RESTAURANTS & LEISURE -- 3.1%
   Marriott International, Inc., 6.375%, due 06/15/17 $  400,000   $    326,577
   Starbucks Corporation, 6.25%, due 08/15/17 .....      300,000        277,889
                                                                   ------------
                                                                        604,466
                                                                   ------------
   HOUSEHOLD DURABLES -- 1.4%
   Newell Rubbermaid, Inc., 6.25%, due 04/15/18 ...      185,000        150,947
   Toll Brothers, Inc., 5.15%, due 05/15/15 .......      150,000        121,584
                                                                   ------------
                                                                        272,531
                                                                   ------------
   MEDIA -- 3.7%
   Comcast Corporation, 5.70%, due 05/15/18 .......      400,000        369,639
   Gannett Company, Inc., 6.375%, due 04/01/12 ....      300,000        189,370
   McGraw-Hill Companies, Inc. (The), 5.90%,
      due 11/15/17 ................................      200,000        163,761
                                                                   ------------
                                                                        722,770
                                                                   ------------
   MULTI-LINE RETAIL -- 2.7%
   Kohl's Corporation,
     6.25%, due 12/15/17 ..........................      500,000        448,676
     6.00%, due 01/15/33 ..........................      100,000         66,623
                                                                   ------------
                                                                        515,299
                                                                   ------------
   SPECIALTY RETAIL -- 2.8%
   Home Depot, Inc. (The), 5.40%, due 03/01/16 ....      600,000        535,329
                                                                   ------------

CONSUMER STAPLES -- 14.1%
   BEVERAGES -- 4.8%
   Coca-Cola Company (The), 5.35%, due 11/15/17 ...      600,000        625,795
   PepsiCo, Inc., 5.00%, due 06/01/18 .............      300,000        304,747
                                                                   ------------
                                                                        930,542
                                                                   ------------
   FOOD & STAPLES RETAILING -- 2.8%
   Wal-Mart Stores, Inc., 6.50%, due 08/15/37 .....      500,000        535,321
                                                                   ------------

   FOOD PRODUCTS -- 3.1%
   Kraft Foods, Inc., 6.125%, due 02/01/18 ........      600,000        596,104
                                                                   ------------

   HOUSEHOLD PRODUCTS -- 1.5%
   Church & Dwight Company, Inc., 6.00%, due 12/15/12    300,000        297,000
                                                                   ------------

   PERSONAL PRODUCTS -- 1.9%
   Estee Lauder Companies, Inc. (The),
     6.00%, due 05/15/37 ..........................      500,000        378,387
                                                                   ------------

ENERGY -- 5.0%
   ENERGY EQUIPMENT & SERVICES -- 3.2%
   Transocean Ltd., 6.00%, due 03/15/18 ...........      200,000        188,775
   Weatherford International Ltd.,
     6.35%, due 06/15/17 ..........................      200,000        169,589
     6.00%, due 03/15/18 ..........................      300,000        248,883
                                                                   ------------
                                                                        607,247
                                                                   ------------

CM ADVISERS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CORPORATE BONDS -- 66.0% (CONTINUED)                   PAR VALUE       VALUE
--------------------------------------------------------------------------------
ENERGY -- 5.0% (CONTINUED)
   OIL, GAS & CONSUMABLE FUELS -- 1.8%
   Valero Energy Corporation, 6.125%, due 06/15/17    $  400,000   $    353,656
                                                                   ------------

FINANCIALS -- 4.4%
   COMMERCIAL BANKS -- 1.5%
   Wells Fargo & Company, 5.625%, due 12/11/17 ....      300,000        284,753
                                                                   ------------

   CONSUMER FINANCE -- 2.9%
   American Express Company, 7.00%, due 03/19/18..       600,000        565,052
                                                                   ------------

HEALTH CARE -- 4.7%
   HEALTH CARE PROVIDERS & SERVICES -- 2.5%
   UnitedHealth Group, Inc., 6.00%, due 02/15/18..       500,000        480,273
                                                                   ------------

   PHARMACEUTICALS -- 2.2%
   Johnson & Johnson, 5.15%, due 07/15/18 .........      400,000        437,576
                                                                   ------------

INDUSTRIALS -- 11.5%
   AEROSPACE & DEFENSE -- 1.0%
   United Technologies Corporation,
     5.375%, due 12/15/17 .........................      200,000        204,234
                                                                   ------------

   BUILDING PRODUCTS -- 1.4%
   Masco Corporation, 5.85%, due 03/15/17 .........      400,000        267,116
                                                                   ------------

   COMMERCIAL SERVICES & SUPPLIES -- 2.6%
   Pitney Bowes, Inc., 5.75%, due 09/15/17 ........      200,000        203,500
   R.R. Donnelley & Sons Company,
     6.125%, due 01/15/17 .........................      400,000        292,510
                                                                   ------------
                                                                        496,010
                                                                   ------------
   ELECTRICAL EQUIPMENT -- 2.1%
   Emerson Electric Company, 5.25%, due 10/15/18..       400,000        403,281
                                                                   ------------

   MACHINERY -- 0.6%
   Dover Corporation, 5.45%, due 03/15/18 .........      115,000        116,718
                                                                   ------------

   PROFESSIONAL SERVICES -- 1.0%
   Dun & Bradstreet Corporation (The),
     6.00%, due 04/01/13 ..........................      200,000        201,855
                                                                   ------------

   ROAD & RAIL -- 2.8%
   CSX Corporation, 6.25%, due 03/15/18 ...........      400,000        347,673
   Union Pacific Corporation, 5.70%, due 08/15/18 .      200,000        189,638
                                                                   ------------
                                                                        537,311
                                                                   ------------

CM ADVISERS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CORPORATE BONDS -- 66.0% (CONTINUED)                   PAR VALUE       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 5.0%
   COMPUTERS & PERIPHERALS -- 2.1%
   International Business Machines Corporation,
     7.625%, due 10/15/18 .........................   $  250,000   $    282,846
   Seagate Technology HDD Holdings,
     6.375%, due 10/01/11 .........................      200,000        135,000
                                                                   ------------
                                                                        417,846
                                                                   ------------
   IT SERVICES -- 2.9%
   Western Union Company (The), 5.93%, due 10/01/16      600,000        562,343
                                                                   ------------

MATERIALS -- 5.5%
   CHEMICALS -- 2.0%
   E.I. Du Pont de Nemours & Company,
     6.00%, due 07/15/18 ..........................      400,000        391,848
                                                                   ------------

   METALS & MINING -- 3.5%
   Alcoa, Inc., 5.72%, due 02/23/19 ...............      600,000        385,769
   Nucor Corporation, 5.85%, due 06/01/18 .........      300,000        299,122
                                                                   ------------
                                                                        684,891
                                                                   ------------
UTILITIES -- 2.1%
   MULTI-UTILITIES -- 2.1%
   Consolidated Edison, Inc., 5.85%, due 04/01/18 .      400,000        411,518
                                                                   ------------

TOTAL CORPORATE BONDS (Cost $13,299,648) ..........                $ 12,811,277
                                                                   ------------

================================================================================
MONEY MARKET FUNDS -- 32.9%                               SHARES       VALUE
--------------------------------------------------------------------------------
Evergreen Institutional Treasury Money Market Fund -
   Institutional Class, 0.33% (a) (Cost $6,392,514)    6,392,514   $  6,392,514
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 98.9% (Cost $19,692,162)             $ 19,203,791

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1% .....                     213,474
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $ 19,417,265
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of February 28, 2009.

See accompanying notes to financial statements.

CM ADVISERS FAMILY OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2009
========================================================================================
                                                                           CM ADVISERS
                                                        CM ADVISERS       FIXED INCOME
                                                            FUND              FUND
---------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At cost .........................................   $  189,028,757    $   19,692,162
                                                       ==============    ==============
   At value (Note 2) ...............................   $  103,155,649    $   19,203,791
Dividends and interest receivable ..................          399,343           228,203
Receivable for capital shares sold .................           60,475               410
Other assets .......................................           25,578            13,632
                                                       --------------    --------------
   TOTAL ASSETS ....................................      103,641,045        19,446,036
                                                       --------------    --------------

LIABILITIES
Payable for capital shares redeemed ................          127,857                --
Payable to Adviser (Note 5) ........................          111,225             6,526
Payable to Administrator (Note 5) ..................           12,950             5,650
Other accrued expenses .............................           22,283            16,595
                                                       --------------    --------------
   TOTAL LIABILITIES ...............................          274,315            28,771
                                                       --------------    --------------

NET ASSETS .........................................   $  103,366,730    $   19,417,265
                                                       ==============    ==============

Net assets consist of:
Paid-in capital ....................................   $  216,026,503    $   19,711,846
Undistributed net investment income ................           56,974           103,156
Accumulated net realized gains (losses)
   from security transactions ......................      (26,843,639)           90,634
Net unrealized depreciation on investments .........      (85,873,108)         (488,371)
                                                       --------------    --------------

Net assets .........................................   $  103,366,730    $   19,417,265
                                                       ==============    ==============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ......       18,110,994         1,944,122
                                                       ==============    ==============

Net asset value, redemption price and
   offering price per share (a) ....................   $         5.71    $         9.99
                                                       ==============    ==============

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CM ADVISERS FAMILY OF FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED FEBRUARY 28, 2009
========================================================================================
                                                                             CM ADVISERS
                                                            CM ADVISERS     FIXED INCOME
                                                                FUND             FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend .............................................   $  4,393,237    $     84,709
   Interest .............................................             --         555,404
                                                            ------------    ------------
        TOTAL INVESTMENT INCOME .........................      4,393,237         640,113
                                                            ------------    ------------

EXPENSES
   Investment advisory fees (Note 5) ....................      2,138,974          74,873
   Administration fees (Note 5) .........................        137,057          21,300
   Professional fees ....................................         50,921          26,592
   Fund accounting fees (Note 5) ........................         41,141          24,246
   Trustees' fees and expenses ..........................         38,523          19,759
   Registration fees ....................................         41,016          16,852
   Transfer agent fees (Note 5) .........................         36,034          18,000
   Postage and supplies .................................         16,918           7,030
   Custody and bank service fees ........................         17,426           6,507
   Insurance expense ....................................          8,553           1,080
   Other expenses .......................................          5,395          15,702
                                                            ------------    ------------
        TOTAL EXPENSES ..................................      2,531,958         231,941
   Advisory fees waived by Adviser (Note 5) .............             --          (7,322)
                                                            ------------    ------------
        NET EXPENSES ....................................      2,531,958         224,619
                                                            ------------    ------------

NET INVESTMENT INCOME ...................................      1,861,279         415,494
                                                            ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses) from security transactions    (26,843,639)        385,747
   Net change in unrealized appreciation/
     depreciation on investments ........................    (51,284,018)       (693,844)
                                                            ------------    ------------

NET REALIZED AND UNREALIZED
   LOSSES ON INVESTMENTS ................................    (78,127,657)       (308,097)
                                                            ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ......................................   $(76,266,378)   $    107,397
                                                            ============    ============

See accompanying notes to financial statements.

CM ADVISERS FUND
STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================
                                                               YEAR ENDED        YEAR ENDED
                                                              FEBRUARY 28,      FEBRUARY 29,
                                                                  2009              2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ................................   $    1,861,279    $    2,786,831
   Net realized gains (losses) from security transactions      (26,843,639)       10,247,832
   Net change in unrealized appreciation/
     depreciation on investments ........................      (51,284,018)      (55,891,840)
                                                            --------------    --------------
Net decrease in net assets from operations ..............      (76,266,378)      (42,857,177)
                                                            --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income .............       (1,804,305)       (3,378,458)
   Distributions from net realized gains
     from security transactions .........................       (5,100,749)       (5,854,862)
                                                            --------------    --------------
Decrease in net assets from
   distributions to shareholders ........................       (6,905,054)       (9,233,320)
                                                            --------------    --------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ............................       17,857,122        53,804,075
   Net asset value of shares issued in reinvestment of
     distributions to shareholders ......................        6,700,951         8,873,195
   Proceeds from redemption fees collected (Note 2) .....           31,140            70,246
   Payments for shares redeemed .........................      (47,161,605)      (70,407,158)
                                                            --------------    --------------
Net decrease in net assets from
   capital share transactions ...........................      (22,572,392)       (7,659,642)
                                                            --------------    --------------

TOTAL DECREASE IN NET ASSETS ............................     (105,743,824)      (59,750,139)

NET ASSETS
   Beginning of year ....................................      209,110,554       268,860,693
                                                            --------------    --------------
   End of year ..........................................   $  103,366,730    $  209,110,554
                                                            ==============    ==============

UNDISTRIBUTED NET INVESTMENT INCOME .....................   $       56,974    $           --
                                                            ==============    ==============

CAPITAL SHARE ACTIVITY
   Shares sold ..........................................        2,052,765         4,351,472
   Shares reinvested ....................................          962,980           765,113
   Shares redeemed ......................................       (5,304,873)       (5,810,437)
                                                            --------------    --------------
   Net decrease in shares outstanding ...................       (2,289,128)         (693,852)
   Shares outstanding, beginning of year ................       20,400,122        21,093,974
                                                            --------------    --------------
   Shares outstanding, end of year ......................       18,110,994        20,400,122
                                                            ==============    ==============

See accompanying notes to financial statements.

CM ADVISERS FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================
                                                         YEAR ENDED      YEAR ENDED
                                                        FEBRUARY 28,    FEBRUARY 29,
                                                            2009            2008
------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ............................   $    415,494    $    248,436
   Net realized gains from security transactions ....        385,747       1,025,081
   Net change in unrealized appreciation/
     depreciation on investments ....................       (693,844)         (8,723)
                                                        ------------    ------------
Net increase in net assets from operations ..........        107,397       1,264,794
                                                        ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .......................       (312,338)       (248,436)
   From net realized gains from security transactions     (1,106,674)       (212,745)
                                                        ------------    ------------
Decrease in net assets from
   distributions to shareholders ....................     (1,419,012)       (461,181)
                                                        ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ........................      8,978,026       8,862,326
   Net asset value of shares issued in reinvestment
     of distributions to shareholders ...............      1,376,986         449,106
   Proceeds from redemption fees collected (Note 2) .          9,304           3,344
   Payments for shares redeemed .....................     (2,460,657)       (419,210)
                                                        ------------    ------------
Net increase in net assets from
   capital share transactions .......................      7,903,659       8,895,566
                                                        ------------    ------------

TOTAL INCREASE IN NET ASSETS ........................      6,592,044       9,699,179

NET ASSETS
   Beginning of year ................................     12,825,221       3,126,042
                                                        ------------    ------------
   End of year ......................................   $ 19,417,265    $ 12,825,221
                                                        ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME .................   $    103,156    $         --
                                                        ============    ============

CAPITAL SHARE ACTIVITY
   Shares sold ......................................        874,052         867,466
   Shares reinvested ................................        142,810          43,279
   Shares redeemed ..................................       (237,826)        (38,819)
                                                        ------------    ------------
   Net increase in shares outstanding ...............        779,036         871,926
   Shares outstanding, beginning of year ............      1,165,086         293,160
                                                        ------------    ------------
   Shares outstanding, end of year ..................      1,944,122       1,165,086
                                                        ============    ============

See accompanying notes to financial statements.

CM ADVISERS FUND
FINANCIAL HIGHLIGHTS
=======================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR:
=======================================================================================================================
                                                                             YEARS ENDED
                                               ------------------------------------------------------------------------
                                               FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                                   2009           2008           2007           2006           2005
----------------------------------------------------------------------------------------------------------------------
  Net asset value at
    beginning of year .....................     $    10.25     $    12.75     $    12.11     $    11.50     $    10.74
                                                ----------     ----------     ----------     ----------     ----------

  Income (loss) from investment operations:
   Net investment income ..................           0.10           0.14           0.19           0.17           0.01
   Net realized and unrealized
     gains (losses)
     on investments .......................          (4.26)         (2.19)          1.00           1.11           0.78
                                                ----------     ----------     ----------     ----------     ----------
  Total from investment
   operations .............................          (4.16)         (2.05)          1.19           1.28           0.79
                                                ----------     ----------     ----------     ----------     ----------

  Less distributions:
   Dividends from net
     investment income.. ..................          (0.10)         (0.16)         (0.19)         (0.15)            --
   Distributions from net
     realized gains .......................          (0.28)         (0.29)         (0.36)         (0.52)         (0.03)
                                                ----------     ----------     ----------     ----------     ----------
  Total distributions .....................          (0.38)         (0.45)         (0.55)         (0.67)         (0.03)
                                                ----------     ----------     ----------     ----------     ----------

  Proceeds from redemption
   fees collected (Note 2) ................           0.00(c)        0.00(c)        0.00(c)        0.00(c)        0.00(c)
                                                ----------     ----------     ----------     ----------     ----------

  Net asset value at
   end of year ............................     $     5.71     $    10.25     $    12.75     $    12.11     $    11.50
                                                ==========     ==========     ==========     ==========     ==========

  Total return (a) ........................        (41.21%)       (16.43%)         9.88%         11.31%          7.36%
                                                ==========     ==========     ==========     ==========     ==========

RATIOS AND SUPPLEMENTAL DATA:
  Net assets at
   end of year (000's).. ..................     $  103,367     $  209,111     $  268,861     $  187,557     $   79,992
                                                ==========     ==========     ==========     ==========     ==========

  Ratio of gross expenses
   to average net assets ..................          1.48%          1.46%          1.50%          1.83%          2.03%

  Ratio of net expenses
   to average net assets (b) ..............          1.48%          1.46%          1.50%          1.50%          1.50%

  Ratio of net investment income
   to average net assets (b) ..............          1.09%          1.07%          1.70%          1.86%          0.10%

  Portfolio turnover rate .................            23%            66%            22%            19%            18%

(a) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Ratio was determined after investment advisory fee waivers and/or expense reimbursements.

(c)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

CM ADVISERS FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
================================================================================================
                                                          YEAR           YEAR          PERIOD
                                                         ENDED          ENDED          ENDED
                                                      FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,
                                                          2009           2008         2007 (a)
-----------------------------------------------------------------------------------------------
  Net asset value at beginning of period .........     $    11.01     $    10.66     $    10.00
                                                       ==========     ==========     ==========

  Income (loss) from investment operations:
    Net investment income ........................           0.26           0.25           0.29
    Net realized and unrealized gains
      (losses) on investments ....................          (0.38)          0.57           0.84
                                                       ----------     ----------     ----------
  Total from investment operations ...............          (0.12)          0.82           1.13
                                                       ----------     ----------     ----------

  Less distributions:
    Dividends from net investment income .........          (0.21)         (0.25)         (0.29)
    Distributions from net realized gains ........          (0.70)         (0.22)            --
    In excess of net investment income ...........             --             --          (0.18)
                                                       ----------     ----------     ----------
  Total distributions ............................          (0.91)         (0.47)         (0.47)
                                                       ----------     ----------     ----------

  Proceeds from redemption fees collected (Note 2)           0.01           0.00(f)        0.00(f)
                                                       ----------     ----------     ----------

  Net asset value at end of period ...............     $     9.99     $    11.01     $    10.66
                                                       ==========     ==========     ==========

  Total return (b) ...............................         (0.60%)         8.05%         11.39%(d)
                                                       ==========     ==========     ==========

RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (000's) ............     $   19,417     $   12,825     $    3,126
                                                       ==========     ==========     ==========

  Ratio of gross expenses to average net assets ..          1.54%          2.28%          7.28%(e)

  Ratio of net expenses to average net assets (c)           1.50%          1.50%          1.50%(e)

  Ratio of net investment income to
    average net assets (c) .......................          2.77%          2.79%          3.28%(e)

  Portfolio turnover rate ........................            37%           188%             0%

(a) Represents the period from the commencement of operations (March 24, 2006) through February 28, 2007.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Ratio was determined after investment advisory fee waivers and/or expense reimbursements.

(d)   Not annualized.

(e)   Annualized.

(f)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009
================================================================================

1.    ORGANIZATION

The CM Advisers Fund and the CM Advisers Fixed Income Fund (collectively the "Funds" and individually a "Fund") are each a no-load series of the CM Advisers Family of Funds (the "Trust"), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.

The CM Advisers Fund commenced operations on May 13, 2003. The investment objective of the Fund is long-term growth of capital.

The CM Advisers Fixed Income Fund commenced operations on March 24, 2006. The investment objective of the Fund is to seek to preserve capital and maximize total return using fixed income securities.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

INVESTMENT VALUATION - The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculations) or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o     Level 2 - other significant observable inputs

o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following is a summary of the inputs used to value the Funds' investments as of February 28, 2009:

--------------------------------------------------------------------------------
                                                                    CM ADVISERS
                                                     CM ADVISERS    FIXED INCOME
VALUATION INPUTS                                         FUND           FUND
--------------------------------------------------------------------------------
Level 1 - Quoted Prices ..........................   $103,155,649   $  6,392,514
Level 2 - Other Significant Observable Inputs ....             --     12,811,277
                                                     ------------   ------------
Total ............................................   $103,155,649   $ 19,203,791
                                                     ============   ============
--------------------------------------------------------------------------------

SHARE VALUATION AND REDEMPTION FEES -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 1% payable to the applicable Fund, if redeemed within one year of the date of the purchase. During the years ended February 28, 2009 and February 29, 2008, proceeds from redemption fees totaled $31,140 and $70,246, respectively, for the CM Advisers Fund and $9,304 and $3,344, respectively, for the CM Advisers Fixed Income Fund.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the interest method. Gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes.

EXPENSES - The Funds bear expenses incurred specifically on their behalf as well as a portion of general Trust expenses, which are allocated according to methods authorized by the Trustees.

DIVIDEND DISTRIBUTIONS - Dividends arising from net investment income, if any, are declared and paid at least annually to shareholders of the CM Advisers Fund and declared and paid quarterly to shareholders of the CM Advisers Fixed Income Fund. Distributions from capital gains (if any) are generally declared and distributed annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to timing differences in the recognition of capital gains or losses for losses deferred due to wash sales. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the years ended February 28, 2009 and February 29, 2008 was as follows:

------------------------------------------------------------------------------------------
                                     YEARS        ORDINARY      LONG-TERM        TOTAL
                                     ENDED         INCOME     CAPITAL GAINS  DISTRIBUTIONS
------------------------------------------------------------------------------------------
CM Advisers Fund.................   02/28/09    $ 1,804,305    $ 5,100,749    $ 6,905,054
                                    02/29/08    $ 3,378,458    $ 5,854,862    $ 9,233,320
------------------------------------------------------------------------------------------
CM Advisers Fixed Income Fund....   02/28/09    $ 1,286,319    $   132,693    $ 1,419,012
                                    02/29/08    $   461,181    $        --    $   461,181
------------------------------------------------------------------------------------------

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.    FEDERAL INCOME TAX

It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2009:

--------------------------------------------------------------------------------
                                                                  CM ADVISERS
                                                CM ADVISERS       FIXED INCOME
                                                    FUND              FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments ..........   $  189,028,757    $   19,692,162
                                               ==============    ==============
Gross unrealized appreciation ..............   $    1,870,173    $      447,813
Gross unrealized depreciation ..............      (87,743,281)         (936,184)
                                               --------------    --------------
Net unrealized depreciation ................   $  (85,873,108)   $     (488,371)
Undistributed ordinary income ..............           56,974           193,790
Capital loss carryforward ..................      (16,877,649)               --
Post-October losses ........................       (9,965,990)               --
                                               --------------    --------------
Accumulated deficit ........................   $ (112,659,773)   $     (294,581)
                                               ==============    ==============
--------------------------------------------------------------------------------

As of February 28, 2009, the CM Advisers Fund had a capital loss carryforward of $16,877,649, which expires on February 28, 2017. In addition, the Fund had net realized capital losses of $9,965,990 during the period November 1, 2008 through February 28, 2009, which are treated for federal income tax purposes as arising during the Fund's tax year ending February 28, 2010. The capital loss carryforward and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. As required by FIN 48, management has analyzed the Funds' tax positions taken on Federal income tax returns for all open tax years (tax years ended February 28, 2006 through February 28, 2009) and has concluded that no provision for income tax is required in these financial statements.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4.    INVESTMENT TRANSACTIONS

During the year ended February 28, 2009, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

--------------------------------------------------------------------------------
                                                                    CM ADVISERS
                                                     CM ADVISERS    FIXED INCOME
                                                         FUND           FUND
--------------------------------------------------------------------------------
Cost of purchases of investment securities .......   $ 36,067,903   $ 13,274,632
                                                     ============   ============
Proceeds from sales of investment securities .....   $ 62,952,771   $         --
                                                     ============   ============
--------------------------------------------------------------------------------

5.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Funds pay a monthly advisory fee to Van Den Berg Management I, Inc. (the "Adviser") based upon the average daily net assets of each Fund and calculated at the annual rate of 1.25% for the CM Advisers Fund and 0.50% for the CM Advisers Fixed Income Fund. The Adviser has entered into contractual agreements (the "Expense Limitation Agreements") with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds' total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 plan) until February 28, 2010 to not more than 2.00% and 1.50% of the average daily net assets of the CM Advisers Fund and the CM Advisers Fixed Income Fund, respectively. There can be no assurance that the Expense Limitation Agreements or any voluntary fee waivers will continue beyond February 28, 2010. During the year ended February 28, 2009, the Adviser waived advisory fees of $7,322 with respect to the CM Advisers Fixed Income Fund. There were no advisory fee waivers or expense reimbursements with respect to the CM Advisers Fund during the year ended February 28, 2009.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC ("Ultimus") provides executive and administrative services and internal regulatory compliance services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and prepares materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee at an annual rate of 0.08% per annum of its average daily net assets up to $500 million, 0.05% of such assets from $500 million to $2 billion, 0.04% of such assets from $2 billion to $3 billion and 0.03% of such assets in excess of $3 billion, provided, however, that the minimum fee is $2,000 per month with respect to each Fund. Ultimus discounted the administration fee by 15% for the CM Advisers Fixed Income Fund through November 30, 2008.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,000 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of each Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Funds pay all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $17 per account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 if a Fund has more than 25 but less than 100 shareholder accounts, and $1,500 per month if a Fund has more than 100 shareholder accounts. In addition, each Fund pays out-of-pocket expenses, including but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the "Distributor") serves as the Funds' principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor receives compensation of $250 per month from each Fund for such services.

DISTRIBUTION AND SERVICE FEES
The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"), have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for each of the Funds (the "Plans"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plans provide that the Funds may incur certain costs, which may not exceed 0.25% per annum of the CM Advisers Fund's average daily net assets and 0.45% per annum of the CM Advisers Fixed Income Fund's average daily net assets, related to activities reasonably intended to result in sales of shares of the Funds or support servicing of shareholder accounts. During the year ended February 28, 2009, the Funds did not incur any distribution related expenses under the Plans.

6.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

CM ADVISERS FAMILY OF FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

TO THE BOARD OF TRUSTEES OF
CM ADVISERS FAMILY OF FUNDS
AND SHAREHOLDERS OF THE CM ADVISERS FUND
AND THE CM ADVISERS FIXED INCOME FUND

We have audited the accompanying statements of assets and liabilities of the CM Advisers Fund and the CM Advisers Fixed Income Fund, each a series of shares of beneficial interest of CM Advisers Family of Funds, including the schedules of investments, as of February 28, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the CM Advisers Fund for the year ended February 28, 2005 were audited by other auditors whose report dated March 28, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2009 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CM Advisers Fund and the CM Advisers Fixed Income Fund as of February 28, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the years or periods in the four year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                        /s/ BRIGGS, BUNTING & DOUGHERTY, LLP
                                            BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
APRIL 17, 2009

CM ADVISERS FAMILY OF FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. Operating expenses, which are deducted from each Fund's gross income, directly reduce the investment return of the Funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2008 - February 28, 2009).

The table below illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1% is applied on the sale of shares (sold within one year of the date of their purchase.)

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

CM ADVISERS FAMILY OF FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

CM ADVISERS FUND
--------------------------------------------------------------------------------
                                     BEGINNING        ENDING
                                   ACCOUNT VALUE   ACCOUNT VALUE
                                    SEPTEMBER 1,    FEBRUARY 28,  EXPENSES PAID
                                       2008             2009      DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return....      $1,000.00       $  571.20        $ 5.96
Based on Hypothetical 5% Return
    (before expenses)..........      $1,000.00       $1,017.21        $ 7.65
--------------------------------------------------------------------------------
* Expenses are equal to the CM Adviser Fund's annualized expense ratio of 1.53% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CM ADVISERS FIXED INCOME FUND
--------------------------------------------------------------------------------
                                     BEGINNING        ENDING
                                   ACCOUNT VALUE   ACCOUNT VALUE
                                    SEPTEMBER 1,    FEBRUARY 28,  EXPENSES PAID
                                       2008             2009      DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return....      $1,000.00       $  994.90        $ 7.42
Based on Hypothetical 5% Return
    (before expenses)..........      $1,000.00       $1,017.36        $ 7.50
--------------------------------------------------------------------------------
* Expenses are equal to the CM Advisers Fixed Income Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5856. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC's website at http://www.sec.gov.

CM ADVISERS FAMILY OF FUNDS
FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Funds during the year ended February 28, 2009. For the fiscal year ended February 28, 2009, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The CM Advisers Fund intends to designate up to a maximum amount of its long-term capital gain distributions of $5,100,749 and ordinary income dividends of $1,804,305 as taxed at a maximum rate of 15%. The CM Advisers Fixed Income Fund intends to designate up to a maximum amount of its long-term capital gain distributions of $132,693 and ordinary income dividends of $1,286,319 as taxed at a maximum rate of 15%.

CM ADVISERS FAMILY OF FUNDS
INFORMATION ABOUT TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
================================================================================

The business and affairs of the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust is set forth on the following pages. Generally, each Trustee serves an indefinite term or until his resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The officers are elected for annual terms. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds' toll-free at 1-888-859-5856.

                                                                                                               OTHER
                                        POSITION(S)                                               NUMBER       DIRECTORSHIPS
NAME, ADDRESS                           HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S)           OF FUNDS     OF PUBLIC
AND AGE                                 TRUST       SERVICE     DURING PAST 5 YEARS               OVERSEEN     COMPANIES
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Brian R. Bruce (53)                     Trustee     Since       Mr. Bruce has been a professor    2            None
805 Las Cimas Parkway                               5/2003      at Southern Methodist
Suite 430                                                       University since August 2006.
Austin, TX 78746                                                He was Chief Investment
                                                                Officer of PanAgora Asset
                                                                Management from December 1999
                                                                to March 2007.
----------------------------------------------------------------------------------------------------------------------------------
Mark F. Ivan (52)                       Trustee     Since       Mr. Ivan has been the             2            None
805 Las Cimas Parkway                               5/2003      President of Ivan Capital
Suite 430                                                       Management, Inc. since June
Austin, TX 78746                                                1996.
----------------------------------------------------------------------------------------------------------------------------------
Richard M. Lewis (49)                   Trustee     Since       Mr. Lewis has been the Chief      2            None
805 Las Cimas Parkway                               5/2003      Financial Officer of
Suite 430                                                       Worldcall, Inc., a voice over
Austin, TX 78746                                                internet protocol telecom
                                                                company, since May 2004.
                                                                Before joining Worldcall, Inc.
                                                                he was the Chief Financial
                                                                Officer of Bluecurrent, Inc.,
                                                                an information technology
                                                                services firm from January
                                                                2002 to May 2004.
----------------------------------------------------------------------------------------------------------------------------------
A. Zorel Paritzky, M.D. (66)            Trustee     Since       Dr. Paritzky had been a           2            None
805 Las Cimas Parkway                               5/2003      physician with Cardiac
Suite 430                                                       Associates Medical Group, Inc.
Austin, TX 78746                                                since 1974. He retired from
                                                                practicing medicine in 2006.
----------------------------------------------------------------------------------------------------------------------------------
William R. Reichenstein, Ph.D. (56)     Trustee     Since       Dr. Reichenstein has been a       2            Dr. Reichenstein
Baylor University                                   5/2003      professor at Baylor University                 serves as a trustee
Department of Finance                                           since 1990. He is currently                    of the Epiphany
One Bear Place                                                  the professor of Finance and                   Funds, a management
Waco, TX  76798                                                 the Pat and Thomas R. Powers                   investment company.
                                                                Chair in Investment Management
                                                                - Finance, Insurance and Real
                                                                Estate.
----------------------------------------------------------------------------------------------------------------------------------

CM ADVISERS FAMILY OF FUNDS
INFORMATION ABOUT TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED) (CONTINUED)
================================================================================

                                                                                                               OTHER
                                        POSITION(S)                                               NUMBER       DIRECTORSHIPS
NAME, ADDRESS                           HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S)           OF FUNDS     OF PUBLIC
AND AGE                                 TRUST       SERVICE     DURING PAST 5 YEARS               OVERSEEN     COMPANIES
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES* AND OFFICERS
----------------------------------------------------------------------------------------------------------------------------------
Arnold Van Den Berg (69)**              Trustee,    Since       Mr. Van Den Berg is the           2            None
805 Las Cimas Parkway, Suite 430        Chairman,   11/2002     founder and President of the
Austin, Texas 78746                     President               Adviser. He has been a
                                                                portfolio manager for the
                                                                Adviser since 1974. He was a
                                                                general partner of TL
                                                                Partners, L.P., a limited
                                                                partnership investing in real
                                                                estate, from 1993 to 2007.
----------------------------------------------------------------------------------------------------------------------------------
James D. Brilliant (43)**               Trustee,    Since       Mr. Brilliant is Vice             2            None
805 Las Cimas Parkway, Suite 430        Treasurer   5/2003      President and a senior
Austin, Texas 78746                                             portfolio manager of the
                                                                Adviser. He has been with the
                                                                Adviser since 1986, and is a
                                                                Chartered Financial Analyst
                                                                (CFA).
----------------------------------------------------------------------------------------------------------------------------------
Scott Van Den Berg (42)**               Trustee,    Since       Mr. Van Den Berg is Vice          2            None
805 Las Cimas Parkway, Suite 430        Secretary   5/2003      President of the Adviser and
Austin, Texas 78746                                             has been with the Adviser
                                                                since 1992. He is a Certified
                                                                Financial Planner (CFP) and a
                                                                Chartered Retirement Plan
                                                                Specialist (CRPS).
----------------------------------------------------------------------------------------------------------------------------------
Aaron S. Buckholtz (45)                 Trustee     Since       Mr. Buckholtz is Vice             2            None
805 Las Cimas Parkway, Suite 430                    5/2003      President, Senior Portfolio
Austin, Texas 78746                                             Manager and Head Trader of the
                                                                Adviser and has been with the
                                                                firm since 1990. He is a
                                                                chartered financial analyst
                                                                (CFA).
----------------------------------------------------------------------------------------------------------------------------------
David V. Swann (43)                     Chief       Since       Mr. Swann is a licensed
805 Las Cimas Parkway, Suite 430        Compliance  10/2004     attorney and serves as the
Austin, Texas 78746                     Officer                 Adviser's Chief Compliance
                                                                Officer. He has been with the
                                                                Adviser since 2003 and has
                                                                served as a compliance officer
                                                                in the investment industry
                                                                since 2000.
----------------------------------------------------------------------------------------------------------------------------------

* Each of the Interested Trustees is an Interested Trustee because he is an officer and employee of the Adviser.

** Arnold Van Den Berg and Scott Van Den Berg are related as father and son, respectively. James Brilliant is the son-in-law of Arnold Van Den Berg, and the brother-in-law of Scott Van Den Berg.

CM ADVISERS FAMILY OF FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately (the "Board"), has reviewed and approved the continuance of the Investment Advisory Agreements of the CM Advisers Fund and the CM Advisers Fixed Income Fund (the "Funds") with the Adviser for an additional one year term. Approval took place at an in-person meeting held on February 9, 2009, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering the Investment Advisory Agreements and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER. In this regard, the Board reviewed the services being provided by the Adviser to the Funds including, without limitation, its investment advisory services since each Fund's inception, its efforts during each Fund's start-up phase, its coordination of services for the Funds among the Funds' service providers, its compliance procedures and practices, and its efforts to promote the Funds and assist in their distribution. The Board also noted that the Trust's president, secretary, treasurer, chief compliance officer, principal executive officer, and principal financial officer are employees of the Adviser, and serve the Trust without additional compensation from the Funds. After reviewing the foregoing information and further information in the Adviser Memorandum (e.g., descriptions of the Adviser's business and the Adviser's Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Funds.

THE INVESTMENT PERFORMANCE OF THE FUNDS AND ADVISER. In this regard, the Board compared the performance of each Fund with the performance of benchmark indices, comparable funds managed by other advisers and comparable peer group indices. The Board also considered the consistency of the Adviser's management of each Fund with the Fund's investment objective and policies. Following discussion of the short and long-term investment performance of each Fund and its Morningstar ratings, the Adviser's experience in managing the Funds and separate accounts, the Adviser's historical investment performance and other factors, the Board concluded that the investment performance of the Funds and the Adviser has been satisfactory.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUNDS. In this regard, the Board considered the Adviser's staffing, personnel, and methods of operating;  the  Adviser's  compliance  policies and  procedures;  the financial condition of the Adviser and the level of commitment to the Funds and the Adviser by the principals of the Adviser; the asset levels of the Funds; the Adviser's payment of startup costs for the Funds; and the overall expenses of the Funds, including certain current and past fee waivers and expense reimbursements by the Adviser on behalf of the Funds. The Board discussed each Fund's Expense Limitation Agreement with the Adviser, and considered the Adviser's past fee waivers with respect to the Advisers Fund and the current and past fee waivers and expense reimbursements with respect to the Fixed Income Fund under the Expense Limitation Agreements. In addition, the Board took into account that, for the fiscal years ended February 28, 2006 and 2005, the Adviser voluntarily waived a greater portion of its fees than necessary so as to limit the Advisers Fund's expenses below the level designated in the Expense Limitation Agreement.

CM ADVISERS FAMILY OF FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================

The Board also considered potential benefits to the Adviser in managing the Funds, including promotion of the Adviser's name, the ability for the Adviser to place small accounts into the Funds, and the potential for the Adviser to generate soft dollars from Fund trades that may benefit the Adviser's clients other than the Funds. The Board compared the fees and expenses of each Fund (including the management fee) to a peer group of other funds comparable to the Fund in terms of the type of fund, the style of investment management, the size of the fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that the Fixed Income Fund's management fee and net expense ratio (after contractual and voluntary fee waivers and expense reimbursements) is lower than its peer group average. The Board determined that, while the Advisers Fund's management fee is higher than all but one of the other funds included in its peer group, the Fund's net expense ratio was equal to the median and less than the average of the peer group. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by each Fund are fair and reasonable.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUNDS GROW AND WHETHER ADVISORY FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFITS OF EACH FUND'S INVESTORS. In this regard, the Board considered that each Fund's fee arrangements with the Adviser involve both a management fee and an Expense Limitation Agreement. As to the Advisers Fund, the Board determined that, although the Advisers Fund's assets have grown to a level where the Adviser is receiving its full fee, the Fund has experienced benefits from the Expense Limitation Agreement in prior years. The Board noted that, while the management fee would remain the same at all asset levels, the Advisers Fund will benefit from economies of scale under its agreements with service providers other than the Adviser. In connection with the Fixed Income Fund, the Board determined that, while the management fee remained the same at all asset levels, the Fund has experienced benefits from the Expense Limitation Agreement and that, due to the size of the Fund, the Fund would likely continue to experience benefits from the Expense Limitation Agreement until the Fund grows to a level where the Adviser receives its full fee. In addition, the Board noted that the Fixed Income will benefit from economics of scale under its agreements with service providers other than the Adviser. The Board further considered that the Adviser will consider closing the Funds to new investors if certain asset levels are reached. Following further discussion of the Funds' asset levels, expectations for growth and levels of fees, the Board determined that the Funds' fee arrangements with the Adviser continue to provide benefits through the Expense Limitation Agreements and that, at the Funds' current and projected asset levels for the next year, the Funds' arrangements with the Adviser are fair and reasonable.

THE ADVISER'S PRACTICES REGARDING BROKERAGE AND PORTFOLIO TRANSACTIONS. In this regard, the Board considered the Adviser's standards, and performance in utilizing those standards, to seek best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, "third market" for listed securities and principal market makers for over-the counter securities). The Board noted that the Funds' fixed income portfolio transactions are normally principal transactions executed in over-the-counter markets on a "net" basis. The Board also considered the anticipated portfolio turnover rate for each Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Funds allocate portfolio business to broker-dealers

CM ADVISERS FAMILY OF FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================

who provide research, statistical, or other services ("soft dollars"). After further review and discussion, the Board determined that the Adviser's practices regarding brokerage and portfolio transactions are satisfactory.

POSSIBLE CONFLICTS OF INTEREST. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds and/or the Adviser's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Adviser's code of ethics. Following further consideration and discussion, the Board found the Adviser's standards and practices relating to the identification and mitigation of potential conflicts of interests to be satisfactory.

CONCLUSION

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Investment Advisory Agreements was in the best interests of the Funds and their shareholders.

                       This page intentionally left blank.

                              CM ADVISERS FUND AND
                          CM ADVISERS FIXED INCOME FUND
                                ARE SERIES OF THE
                           CM ADVISERS FAMILY OF FUNDS
                             -----------------------

FOR SHAREHOLDER SERVICE INQUIRIES:          FOR INVESTMENT ADVISER INQUIRIES:

Ultimus Fund Solutions, LLC                 Van Den Berg Management I, Inc.
P.O. Box 46707                              (d/b/a CM Fund Advisers)
Cincinnati, OH 45246-0707                   805 Las Cimas Parkway, Suite 430
                                            Austin, Texas 78746

TOLL-FREE TELEPHONE:                        TOLL-FREE TELEPHONE:
1-888-859-5856                              1-888-859-5856

                                            WORLD WIDE WEB @:
                                            centman.com

--------------------------------------------------------------------------------

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

THE PERFORMANCE INFORMATION QUOTED IN THIS REPORT REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. A REDEMPTION FEE OF 1% OF THE AMOUNT REDEEMED IS IMPOSED ON REDEMPTIONS OF FUND SHARES OCCURRING WITHIN ONE YEAR FOLLOWING THE ISSUANCE OF SUCH SHARES.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS. A COPY OF THE PROSPECTUS IS AVAILABLE AT WWW.CENTMAN.COM OR BY CALLING SHAREHOLDER SERVICES AT 1-888-859-5856. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

            FOR MORE INFORMATION ON YOUR CM ADVISERS FAMILY OF FUNDS:

                      See Our Web site @ www.centman.com or

        Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Richard M. Lewis. Mr. Lewis is "independent" for purposes of this Item.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $27,500 and $25,500 with respect to the registrant's fiscal years ended February 28, 2009 and February 29, 2008, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,000 and $4,000 with respect to the registrant's fiscal years ended February 28, 2009 and February 29, 2008, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) Aggregate non-audit fees of $4,000 and $4,000 were billed by the registrant's accountant for services rendered to the registrant with respect to the fiscal years ended February 28, 2009 and February 29, 2008, respectively. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CM Advisers Family of Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Arnold Van Den Berg
                              --------------------------------------------------
                                    Arnold Van Den Berg, Chairman and President

Date          May 4, 2009
         --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Arnold Van Den Berg
                              --------------------------------------------------
                                    Arnold Van Den Berg, Chairman and President

Date          May 4, 2009
         --------------------------

By (Signature and Title)*           /s/ James D. Brilliant
                              --------------------------------------------------
                                    James D. Brilliant, Treasurer

Date          May 4, 2009
         --------------------------

* Print the name and title of each signing officer under his or her signature.